UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Balanced Fund

May 31, 2008

1.800332.104

BAL-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.2%
ArvinMeritor, Inc.	332,800	$ 4,982
Gentex Corp.	440,900	7,742
Johnson Controls, Inc.	708,400	24,128
The Goodyear Tire & Rubber Co. (a)	359,600	9,137
TRW Automotive Holdings Corp. (a)	179,600	4,481
		50,470
Automobiles - 0.3%
Bajaj Auto Ltd.	248,193	3,366
Daimler AG	212,000	16,118
Fiat SpA	991,200	22,089
Harley-Davidson, Inc.	196,650	8,175
Renault SA	169,100	17,363
Winnebago Industries, Inc.	325,142	4,851
		71,962
Diversified Consumer Services - 0.5%
Carriage Services, Inc. Class A (a)	685,453	4,922
H&R Block, Inc.	915,700	21,372
Hillenbrand, Inc.	2,134,993	47,290
Navitas Ltd.	457,071	909
Princeton Review, Inc. (a)	543,600	4,175
Regis Corp.	969,534	29,416
Service Corp. International	1,993,900	21,335
Stewart Enterprises, Inc. Class A	3,221,656	22,229
Universal Technical Institute, Inc. (a)(d)	105,300	1,360
		153,008
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	1,100,700	24,138
Darden Restaurants, Inc.	299,300	10,251
IHOP Corp.	510,886	23,955
McCormick & Schmick's Seafood Restaurants (a)	401,361	3,821
McDonald's Corp.	1,825,050	108,262
Royal Caribbean Cruises Ltd.	632,200	18,789
Ruth's Chris Steak House, Inc. (a)	892,200	6,299
Texas Roadhouse, Inc. Class A (a)	307,700	3,394
Vail Resorts, Inc. (a)	109,800	5,467
WMS Industries, Inc. (a)(d)	404,150	14,970
		219,346
Household Durables - 0.5%
Beazer Homes USA, Inc. (d)	818,600	5,689
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Black & Decker Corp.	321,600	$ 20,808
Centex Corp.	371,700	6,999
La-Z-Boy, Inc.	1,082,300	6,873
Newell Rubbermaid, Inc.	856,400	17,197
Snap-On, Inc.	340,800	21,102
Standard Pacific Corp. (d)	2,747,700	8,628
The Stanley Works	210,500	10,226
Whirlpool Corp.	458,300	33,768
		131,290
Leisure Equipment & Products - 0.2%
Brunswick Corp.	698,200	9,565
Eastman Kodak Co.	878,900	13,465
Hasbro, Inc.	487,800	17,678
MarineMax, Inc. (a)(d)	637,746	6,244
		46,952
Media - 1.5%
Belo Corp. Series A	1,187,900	11,356
Cinemark Holdings, Inc.	694,700	10,052
Clear Channel Communications, Inc.	234,900	8,226
Comcast Corp.:
Class A	989,700	22,268
Class A (special) (non-vtg.)	526,100	11,727
E.W. Scripps Co. Class A	975,924	45,966
Grupo Televisa SA de CV (CPO) sponsored ADR	918,000	24,052
Informa PLC	480,500	3,657
Lamar Advertising Co. Class A (a)	196,600	8,228
Liberty Global, Inc. Class A (a)(d)	487,607	17,481
Live Nation, Inc. (a)	3,245,762	49,173
News Corp. Class A	1,596,500	28,657
R.H. Donnelley Corp. (a)	287,600	1,562
The DIRECTV Group, Inc. (a)	914,100	25,686
Time Warner, Inc.	6,822,950	108,348
Valassis Communications, Inc. (a)(d)	1,398,166	22,217
WPP Group PLC	301,700	3,656
		402,312
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	974,000	20,844
Sears Holdings Corp. (a)(d)	241,500	20,460
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	418,700	$ 22,342
Tuesday Morning Corp. (a)	973,346	5,042
		68,688
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	736,000	29,661
AnnTaylor Stores Corp. (a)	1,174,700	32,163
Asbury Automotive Group, Inc.	772,877	12,729
bebe Stores, Inc.	598,750	6,844
Christopher & Banks Corp.	572,100	6,436
Collective Brands, Inc. (a)(d)	2,297,197	26,027
Foot Locker, Inc.	1,712,800	25,024
Home Depot, Inc.	707,300	19,352
OfficeMax, Inc.	1,036,415	22,469
Pacific Sunwear of California, Inc. (a)(d)	481,025	4,570
PetSmart, Inc.	1,055,123	24,732
Ross Stores, Inc.	922,421	33,779
Sherwin-Williams Co.	86,900	4,879
Sonic Automotive, Inc. Class A (sub. vtg.)	438,800	8,184
Staples, Inc.	1,878,966	44,062
The Children's Place Retail Stores, Inc. (a)	1,030,721	35,477
The Game Group PLC	1,600,502	8,964
The Men's Wearhouse, Inc.	1,158,711	24,020
Tween Brands, Inc. (a)(e)	1,527,565	30,337
Williams-Sonoma, Inc.	300,600	7,641
		407,350
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG (d)	85,900	6,056
Coach, Inc. (a)	555,600	20,168
Polo Ralph Lauren Corp. Class A	46,200	3,227
		29,451
TOTAL CONSUMER DISCRETIONARY		1,580,829
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Cott Corp. (a)	3,023,200	8,825
Fomento Economico Mexicano SA de CV sponsored ADR	273,500	12,868
Remy Cointreau SA	137,593	8,130
		29,823
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
ABB Grain Ltd.	260,531	$ 2,635
CVS Caremark Corp.	2,144,446	91,761
Rite Aid Corp. (a)	4,096,200	9,216
SUPERVALU, Inc.	956,270	33,536
Sysco Corp.	649,600	20,047
The Pantry, Inc. (a)	1,035,856	12,637
Winn-Dixie Stores, Inc. (a)(d)	2,590,886	46,765
		216,597
Food Products - 0.9%
Bunge Ltd.	183,600	21,916
Campbell Soup Co.	310,900	10,409
Cermaq ASA (d)	1,100,400	14,128
Chiquita Brands International, Inc. (a)(d)	48,467	1,180
Corn Products International, Inc.	828,065	38,927
Global Bio-Chem Technology Group Co. Ltd.	20,198,000	8,619
Leroy Seafood Group ASA (d)	887,750	18,707
Lighthouse Caledonia ASA (d)(e)	2,148,916	2,468
Marine Harvest ASA (a)(d)	71,527,900	48,232
McCormick & Co., Inc. (non-vtg.)	506,900	19,049
Nestle SA (Reg.)	37,155	18,269
TreeHouse Foods, Inc. (a)	202,700	5,297
Tyson Foods, Inc. Class A	1,460,100	27,508
		234,709
Household Products - 0.7%
Central Garden & Pet Co. (a)(e)	1,757,820	14,063
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,311,755	17,246
Energizer Holdings, Inc. (a)	303,100	24,730
Procter & Gamble Co.	2,090,832	138,099
		194,138
Personal Products - 0.3%
Avon Products, Inc.	1,511,100	59,024
Dabur India Ltd.	777,540	1,790
Estee Lauder Companies, Inc. Class A	440,500	20,968
		81,782
Tobacco - 0.4%
British American Tobacco PLC	250,000	9,356
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Imperial Tobacco Group PLC	223,600	$ 8,969
Philip Morris International, Inc.	1,994,265	105,018
		123,343
TOTAL CONSUMER STAPLES		880,392
ENERGY - 12.1%
Energy Equipment & Services - 6.0%
BJ Services Co.	715,100	21,596
Cameron International Corp. (a)	464,000	24,699
ENGlobal Corp. (a)	602,724	6,190
Expro International Group PLC	1,905,010	60,982
Exterran Holdings, Inc. (a)	381,412	28,041
FMC Technologies, Inc. (a)	213,100	15,311
Global Industries Ltd. (a)	658,488	11,359
Grey Wolf, Inc. (a)	2,169,084	16,984
Halliburton Co.	22,900	1,112
Helix Energy Solutions Group, Inc. (a)	452,100	17,465
Hercules Offshore, Inc. (a)	45,800	1,554
Nabors Industries Ltd. (a)	438,800	18,447
National Oilwell Varco, Inc. (a)	10,125,504	843,654
Noble Corp.	723,600	45,688
Oceaneering International, Inc. (a)	188,600	13,458
Parker Drilling Co. (a)	3,776,243	33,760
Petroleum Geo-Services ASA	650,100	19,147
Pride International, Inc. (a)	2,642,515	116,112
Smith International, Inc.	1,683,800	132,885
Superior Energy Services, Inc. (a)	709,500	38,093
Tidewater, Inc.	164,800	11,261
Weatherford International Ltd. (a)	3,315,652	151,293
		1,629,091
Oil, Gas & Consumable Fuels - 6.1%
Alpha Natural Resources, Inc. (a)	341,532	27,896
Apache Corp.	185,300	24,841
Arch Coal, Inc.	517,900	33,617
Aurora Oil & Gas Corp. (a)(e)	6,359,116	4,769
Boardwalk Pipeline Partners, LP	383,049	10,243
Cabot Oil & Gas Corp.	649,400	39,126
Canadian Natural Resources Ltd.	314,100	30,743
Chesapeake Energy Corp.	1,380,000	75,583
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc.	367,800	$ 11,733
Denbury Resources, Inc. (a)	633,400	21,555
El Paso Corp.	181,500	3,548
El Paso Pipeline Partners LP	388,400	8,898
Ellora Energy, Inc. (a)(f)	1,529,700	19,995
Encore Acquisition Co. (a)	332,366	22,199
Energy Transfer Equity LP	559,500	18,167
EOG Resources, Inc.	503,200	64,727
Evergreen Energy, Inc. (a)(d)	3,512,366	7,727
Forest Oil Corp. (a)	442,200	29,517
Foundation Coal Holdings, Inc.	612,800	40,892
Goodrich Petroleum Corp. (a)(d)	716,300	30,514
Hess Corp.	431,600	53,005
International Coal Group, Inc. (a)	2,034,601	20,488
James River Coal Co. (a)(d)	1,237,968	47,154
Kodiak Oil & Gas Corp. (a)	2,899,730	10,584
Mariner Energy, Inc. (a)(f)	516,300	16,883
Mariner Energy, Inc. (a)	268,200	8,770
OAO Gazprom sponsored ADR	41,147	2,489
OPTI Canada, Inc. (a)	1,248,500	28,275
Peabody Energy Corp.	284,800	21,052
PetroHawk Energy Corp. (a)	3,478,805	102,207
Plains Exploration & Production Co. (a)	537,100	38,392
Quicksilver Gas Services LP	92,900	2,401
Quicksilver Resources, Inc. (a)	1,305,600	47,563
Range Resources Corp.	1,341,260	88,201
Reliance Industries Ltd.	86,845	4,951
Repsol YPF SA	438,900	18,148
Southwestern Energy Co. (a)	1,559,726	69,158
Suncor Energy, Inc.	508,600	34,714
Sunoco, Inc.	933,700	41,522
Talisman Energy, Inc.	530,500	12,185
Tesoro Corp.	409,400	10,174
Ultra Petroleum Corp. (a)	874,300	76,038
Uranium One, Inc. (a)	1,624,800	8,144
Valero Energy Corp.	6,777,762	344,581
Western Gas Partners LP	137,300	2,300
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	369,700	$ 14,063
XTO Energy, Inc.	457,025	29,076
		1,678,808
TOTAL ENERGY		3,307,899
FINANCIALS - 12.7%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	128,600	13,182
Ameriprise Financial, Inc.	398,640	18,840
Bank of New York Mellon Corp.	2,027,458	90,283
Bank Sarasin & Co. Ltd. Series B (Reg.)	22,544	1,110
EFG International	556,409	20,846
Fortress Investment Group LLC (d)	616,137	8,829
Franklin Resources, Inc.	594,837	60,209
GLG Partners, Inc. (d)	320,000	2,659
Goldman Sachs Group, Inc.	504,200	88,946
Greenhill & Co., Inc. (d)	193,375	11,651
Julius Baer Holding AG	543,437	44,474
KBW, Inc. (a)(d)	367,503	9,048
Legg Mason, Inc.	548,300	29,504
Lehman Brothers Holdings, Inc.	5,155,127	189,760
Morgan Stanley	582,700	25,773
State Street Corp.	403,556	29,064
T. Rowe Price Group, Inc.	916,008	53,055
The Blackstone Group LP	563,300	10,967
		708,200
Commercial Banks - 1.2%
Banco do Brasil SA	91,400	1,830
Bank of Montreal	110,100	5,405
Capitol Bancorp Ltd.	100,886	1,562
Center Financial Corp., California	461,248	4,317
M&T Bank Corp. (d)	141,900	12,297
Mitsubishi UFJ Financial Group, Inc.	366,000	3,721
PacWest Bancorp	253,300	5,340
PNC Financial Services Group, Inc.	648,400	41,660
Prosperity Bancshares, Inc. (d)	294,600	9,410
Sterling Financial Corp., Washington	1,015,545	9,018
Sumitomo Mitsui Financial Group, Inc.	93	800
SunTrust Banks, Inc. (d)	330,300	17,245
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	2,525,906	$ 12,326
UniCredit SpA (d)	1,275,900	8,918
Union Bank of India	137,191	464
Wachovia Corp.	5,717,286	136,071
Wells Fargo & Co.	934,201	25,756
Wilshire Bancorp, Inc.	143,500	1,281
Wintrust Financial Corp.	538,697	16,797
Zions Bancorp (d)	388,894	16,757
		330,975
Consumer Finance - 0.3%
American Express Co.	544,100	25,219
Capital One Financial Corp.	557,600	26,832
Discover Financial Services	755,500	12,957
SLM Corp. (a)	503,300	11,410
		76,418
Diversified Financial Services - 3.5%
Bajaj Finserv Ltd. (a)	248,193	3,791
Bajaj Holdings & Investment Ltd.	248,193	3,730
Bank of America Corp.	5,659,117	192,467
Bolsa de Mercadorias & Futuros - BM&F SA	1,883,400	21,584
Bovespa Holding SA	997,000	16,415
CIT Group, Inc.	2,341,654	23,417
Citigroup, Inc.	11,930,924	261,168
Deutsche Boerse AG	133,500	19,155
JPMorgan Chase & Co.	6,659,200	286,346
Kotak Mahindra Bank Ltd. sponsored GDR (f)	170,876	2,809
MarketAxess Holdings, Inc. (a)	496,452	3,882
Onex Corp. (sub. vtg.)	225,400	7,652
PICO Holdings, Inc. (a)	2,541,128	105,355
		947,771
Insurance - 2.0%
ACE Ltd.	260,400	15,642
Admiral Group PLC	329,900	5,699
AMBAC Financial Group, Inc.	1,380,700	4,322
American International Group, Inc.	7,646,923	275,289
Argo Group International Holdings, Ltd. (a)	138,800	5,356
Aspen Insurance Holdings Ltd.	365,100	9,332
Assured Guaranty Ltd.	161,800	3,738
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	591,700	$ 42,052
IPC Holdings Ltd.	283,300	8,046
LandAmerica Financial Group, Inc.	471,126	14,030
Maiden Holdings Ltd. (f)	954,900	7,229
MBIA, Inc. (d)	1,552,243	10,804
MetLife, Inc.	246,400	14,791
Montpelier Re Holdings Ltd.	684,400	11,477
National Financial Partners Corp. (d)	811,620	19,820
Principal Financial Group, Inc.	665,000	35,830
Prudential Financial, Inc.	471,200	35,199
Stewart Information Services Corp.	365,696	8,649
T&D Holdings, Inc.	331,400	22,064
		549,369
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	185,800	19,379
Annaly Capital Management, Inc.	2,209,351	39,349
British Land Co. PLC	503,900	7,995
CapitalSource, Inc. (d)	790,700	12,145
Chimera Investment Corp.	311,306	4,315
Developers Diversified Realty Corp.	818,400	32,474
Duke Realty LP	790,700	20,305
Friedman, Billings, Ramsey Group, Inc. Class A	311,800	599
General Growth Properties, Inc.	1,254,500	52,137
HCP, Inc.	410,100	14,050
Healthcare Realty Trust, Inc.	499,200	13,254
Highwoods Properties, Inc. (SBI)	415,800	14,969
Home Properties, Inc.	101,700	5,207
MFA Mortgage Investments, Inc.	1,760,600	12,800
Public Storage	194,000	17,097
Senior Housing Properties Trust (SBI)	361,300	8,024
Simon Property Group, Inc.	91,900	9,131
SL Green Realty Corp.	263,890	26,310
Sovran Self Storage, Inc.	255,502	11,291
UDR, Inc.	1,358,176	33,601
Vornado Realty Trust	308,800	30,179
		384,611
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	2,460,241	55,257
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Forestar Real Estate Group, Inc. (a)	797,284	$ 19,932
The St. Joe Co. (d)	370,971	14,238
		89,427
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp. (d)	4,504,094	23,692
Fannie Mae	5,042,720	136,254
Freddie Mac	3,109,251	79,037
IndyMac Bancorp, Inc. (d)	506,652	958
MGIC Investment Corp. (d)	1,160,367	13,948
New York Community Bancorp, Inc. (d)	1,280,800	26,282
NewAlliance Bancshares, Inc. (d)	265,476	3,557
People's United Financial, Inc.	3,653,618	60,394
Sovereign Bancorp, Inc.	640,600	5,855
Washington Federal, Inc.	1,127,281	25,240
Washington Mutual, Inc.	2,431,100	21,929
		397,146
TOTAL FINANCIALS		3,483,917
HEALTH CARE - 4.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	1,190,000	52,396
Biogen Idec, Inc. (a)	502,600	31,538
Cephalon, Inc. (a)	681,430	46,140
Cubist Pharmaceuticals, Inc. (a)	979,090	18,661
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
DUSA Pharmaceuticals, Inc. (a)(e)	1,753,329	3,472
Genentech, Inc. (a)	278,036	19,704
Gilead Sciences, Inc. (a)	633,600	35,051
Theravance, Inc. (a)(d)	2,031,461	27,486
Vertex Pharmaceuticals, Inc. (a)	900,800	25,790
		260,238
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	210,400	33,033
American Medical Systems Holdings, Inc. (a)	2,684,900	40,569
Baxter International, Inc.	18,300	1,118
Boston Scientific Corp. (a)	739,550	9,829
Covidien Ltd.	1,098,325	55,015
Hill-Rom Holdings, Inc.	895,692	27,543
Integra LifeSciences Holdings Corp. (a)	711,317	29,890
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	594,955	$ 21,752
Medtronic, Inc.	430,500	21,813
Micrus Endovascular Corp. (a)	456,100	5,158
Orthofix International NV (a)	73,148	2,380
Quidel Corp. (a)	263,670	4,501
Smith & Nephew PLC	1,557,800	16,737
Sonova Holding AG	262,859	23,895
		293,233
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc.	1,138,322	30,029
Cardinal Health, Inc.	91,800	5,190
Coventry Health Care, Inc. (a)	183,265	8,436
DaVita, Inc. (a)	336,200	17,442
Express Scripts, Inc. (a)	141,700	10,218
Health Net, Inc. (a)	52,700	1,634
HealthSouth Corp. (a)(d)	832,961	15,601
Humana, Inc. (a)	440,800	22,503
McKesson Corp.	492,300	28,381
Patterson Companies, Inc. (a)	285,000	9,693
Pediatrix Medical Group, Inc. (a)	73,180	3,939
PSS World Medical, Inc. (a)	389,125	7,090
Psychiatric Solutions, Inc. (a)(d)	73,200	2,670
Sunrise Senior Living, Inc. (a)	888,948	23,539
Tenet Healthcare Corp. (a)	2,126,185	12,544
UnitedHealth Group, Inc.	1,195,012	40,881
Universal American Financial Corp. (a)	1,045,450	12,075
Universal Health Services, Inc. Class B	311,117	20,223
VCA Antech, Inc. (a)	805,100	25,256
WellPoint, Inc. (a)	429,700	23,986
		321,330
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	682,900	8,488
IMS Health, Inc.	924,860	22,419
		30,907
Life Sciences Tools & Services - 0.3%
Bruker BioSciences Corp. (a)	1,156,634	13,463
Charles River Laboratories International, Inc. (a)	455,200	29,260
Pharmaceutical Product Development, Inc.	546,400	24,156
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	263,300	$ 15,540
Varian, Inc. (a)	183,132	10,162
		92,581
Pharmaceuticals - 1.1%
Allergan, Inc.	178,200	10,268
Alpharma, Inc. Class A (a)	857,910	21,611
Barr Pharmaceuticals, Inc. (a)	635,900	27,852
Cipla Ltd.	667,579	3,358
Endo Pharmaceuticals Holdings, Inc. (a)	233,118	5,744
Jazz Pharmaceuticals, Inc. (d)	942,825	7,213
Merck & Co., Inc.	1,745,095	67,989
Mylan, Inc. (d)	548,515	7,323
Schering-Plough Corp.	2,716,700	55,421
Teva Pharmaceutical Industries Ltd. sponsored ADR	100,700	4,605
Wyeth	1,516,400	67,434
XenoPort, Inc. (a)	266,100	11,517
		290,335
TOTAL HEALTH CARE		1,288,624
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.3%
Finmeccanica SpA	437,900	13,272
General Dynamics Corp.	651,200	60,008
Heico Corp. Class A	256,236	10,152
Hexcel Corp. (a)	465,400	12,314
Honeywell International, Inc.	684,000	40,780
Lockheed Martin Corp.	251,400	27,513
Orbital Sciences Corp. (a)	990,700	25,719
Raytheon Co.	579,000	36,975
Rockwell Collins, Inc.	294,100	18,049
Spirit AeroSystems Holdings, Inc. Class A (a)	923,300	27,542
Triumph Group, Inc.	50,000	3,110
United Technologies Corp.	1,269,700	90,199
		365,633
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	175,500	11,320
FedEx Corp.	413,000	37,876
Forward Air Corp.	886,986	32,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
United Parcel Service, Inc. Class B	420,700	$ 29,878
UTI Worldwide, Inc.	988,927	23,497
		135,434
Airlines - 0.1%
AirTran Holdings, Inc. (a)(d)	1,755,890	5,268
Delta Air Lines, Inc. (a)	1,896,500	11,663
easyJet PLC (a)	300,900	1,794
Northwest Airlines Corp. (a)	1,884,600	13,305
US Airways Group, Inc. (a)	903,300	3,577
		35,607
Building Products - 0.1%
Masco Corp.	923,300	17,118
Owens Corning (a)	379,800	9,810
		26,928
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	1,461,577	22,421
Allied Waste Industries, Inc. (a)	2,810,300	37,855
Avery Dennison Corp.	45,700	2,357
Clean Harbors, Inc. (a)	339,833	24,138
Consolidated Graphics, Inc. (a)	64,016	3,516
Copart, Inc. (a)	45,700	2,057
Covanta Holding Corp. (a)(d)	715,900	20,024
Diamond Management & Technology Consultants, Inc.	468,347	2,482
EnergySolutions, Inc.	172,900	4,392
Equifax, Inc.	513,280	19,587
GeoEye, Inc. (a)	812,607	13,855
IHS, Inc. Class A (a)	138,000	8,219
Monster Worldwide, Inc. (a)	124,000	3,062
R.R. Donnelley & Sons Co.	264,500	8,684
Robert Half International, Inc.	434,500	10,680
The Brink's Co.	529,900	38,407
Waste Management, Inc.	686,400	26,035
		247,771
Construction & Engineering - 1.9%
AMEC PLC	829,800	13,717
Chicago Bridge & Iron Co. NV (NY Shares)	2,593,200	118,509
Fluor Corp.	489,600	91,335
Great Lakes Dredge & Dock Corp. (e)	4,583,193	27,728
Maire Tecnimont SpA	68,600	449
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Shaw Group, Inc. (a)	2,206,800	$ 134,615
URS Corp. (a)	2,706,160	129,382
		515,735
Electrical Equipment - 0.9%
ABB Ltd. sponsored ADR	727,400	23,626
Acuity Brands, Inc. (d)	517,000	27,530
Belden, Inc.	321,200	13,455
Bharat Heavy Electricals Ltd.	77,739	3,067
Cooper Industries Ltd. Class A	793,200	36,987
JA Solar Holdings Co. Ltd. ADR (a)	1,885,900	40,113
Renewable Energy Corp. AS (a)	1,237,236	36,742
Saft Groupe SA	82,247	3,881
Vestas Wind Systems AS (a)	184,100	25,342
Woodward Governor Co.	13,700	552
Zumtobel AG	887,578	27,713
		239,008
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	569,125	35,303
Siemens AG sponsored ADR	359,300	40,885
		76,188
Machinery - 1.0%
Bucyrus International, Inc. Class A	453,432	32,094
CIRCOR International, Inc.	538,151	28,743
Colfax Corp.	314,800	7,804
Cummins, Inc.	521,700	36,738
Danaher Corp.	233,400	18,247
Eaton Corp.	96,300	9,310
Flowserve Corp.	71,700	9,932
Force Protection, Inc. (a)(d)	3,370,758	14,393
Ingersoll-Rand Co. Ltd. Class A	678,700	29,890
Navistar International Corp. (a)	594,600	45,160
NGK Insulators Ltd.	275,000	5,026
Oshkosh Co. (d)	345,000	13,941
Pall Corp.	137,200	5,599
Sulzer AG (Reg.)	82,570	11,099
Vossloh AG	29,200	4,229
		272,205
Marine - 0.3%
Alexander & Baldwin, Inc.	765,143	39,382
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - continued
American Commercial Lines, Inc. (a)(d)	1,602,482	$ 24,582
Navios Maritime Holdings, Inc.	1,272,400	15,294
Ultrapetrol (Bahamas) Ltd. (a)	192,700	2,935
		82,193
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	216,200	24,441
Canadian Pacific Railway Ltd.	182,800	13,354
Con-way, Inc.	246,840	12,048
J.B. Hunt Transport Services, Inc.	619,064	21,568
Ryder System, Inc.	117,700	8,643
Union Pacific Corp.	473,600	38,982
Universal Truckload Services, Inc. (a)(e)	1,085,798	26,450
YRC Worldwide, Inc. (a)(d)	1,948,955	34,029
		179,515
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	724,900	32,120
TOTAL INDUSTRIALS		2,208,337
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.2%
Adtran, Inc.	1,965,083	48,911
Alcatel-Lucent SA sponsored ADR	2,862,830	21,500
Cisco Systems, Inc. (a)	3,601,000	96,219
Comverse Technology, Inc. (a)	160,000	2,984
Dycom Industries, Inc. (a)	1,380,300	23,672
Finisar Corp. (a)	4,053,051	7,458
Harris Corp.	938,460	61,732
Juniper Networks, Inc. (a)	843,320	23,208
Motorola, Inc.	2,370,100	22,113
Powerwave Technologies, Inc. (a)(d)	4,506,300	18,160
		325,957
Computers & Peripherals - 0.9%
Apple, Inc. (a)	169,063	31,911
Diebold, Inc.	434,100	17,130
Hewlett-Packard Co.	1,530,700	72,035
Hutchinson Technology, Inc. (a)	344,600	4,962
NCR Corp. (a)	1,609,500	42,587
SanDisk Corp. (a)	581,300	16,457
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Teradata Corp. (a)	714,400	$ 19,296
Western Digital Corp. (a)	1,346,800	50,545
		254,923
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	80,600	3,014
Amphenol Corp. Class A	1,835,500	85,589
Anixter International, Inc. (a)(d)	138,900	9,030
Arrow Electronics, Inc. (a)	746,625	22,892
Avnet, Inc. (a)	1,715,000	50,627
Bell Microproducts, Inc. (a)	485,551	1,287
Cogent, Inc. (a)	1,602,152	19,178
Flextronics International Ltd. (a)	2,215,400	23,727
Ibiden Co. Ltd.	136,700	5,756
Ingram Micro, Inc. Class A (a)	1,770,300	32,096
Itron, Inc. (a)(d)	1,084,390	105,815
Tyco Electronics Ltd.	984,150	39,484
		398,495
Internet Software & Services - 0.6%
Art Technology Group, Inc. (a)	342,800	1,286
DealerTrack Holdings, Inc. (a)	382,435	8,046
Google, Inc. Class A (sub. vtg.) (a)	112,890	66,131
Open Text Corp. (a)	584,500	20,886
VeriSign, Inc. (a)	1,095,400	43,860
Yahoo!, Inc. (a)	779,100	20,849
		161,058
IT Services - 1.3%
Accenture Ltd. Class A	402,200	16,418
CACI International, Inc. Class A (a)	498,261	25,396
Cognizant Technology Solutions Corp. Class A (a)	311,900	11,004
NeuStar, Inc. Class A (a)(d)	849,700	19,874
Patni Computer Systems Ltd. sponsored ADR	651,041	8,594
Perot Systems Corp. Class A (a)	2,232,808	36,886
Sapient Corp. (a)	2,381,800	15,720
Satyam Computer Services Ltd. sponsored ADR	826,100	24,040
SRA International, Inc. Class A (a)	1,747,699	41,211
The Western Union Co.	1,072,700	25,359
Unisys Corp. (a)	6,732,683	34,067
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc.	1,059,600	$ 91,507
WNS Holdings Ltd. ADR (a)	531,696	9,491
		359,567
Office Electronics - 0.1%
Xerox Corp.	1,620,400	22,005
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)(d)	2,285,900	15,727
Altera Corp.	834,100	19,301
Analog Devices, Inc.	885,300	31,083
Applied Materials, Inc.	1,026,100	20,327
ASAT Holdings Ltd.	88,719	2
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	3
ASML Holding NV (NY Shares)	22,900	686
Atmel Corp. (a)	18,089,284	80,859
Axcelis Technologies, Inc. (a)	4,103,764	23,432
Cymer, Inc. (a)	468,200	14,477
Cypress Semiconductor Corp. (a)	2,550,400	71,105
Fairchild Semiconductor International, Inc. (a)	2,374,600	35,619
FormFactor, Inc. (a)	754,322	16,467
Hittite Microwave Corp. (a)	542,431	21,670
Integrated Device Technology, Inc. (a)	1,402,144	15,816
Intersil Corp. Class A	478,988	13,349
Lam Research Corp. (a)	474,900	19,328
LTX Corp. (a)(e)	3,819,221	11,229
Maxim Integrated Products, Inc.	3,293,700	72,791
Microchip Technology, Inc.	837,300	30,846
Micron Technology, Inc. (a)	1,396,200	11,267
National Semiconductor Corp.	2,028,300	42,696
NEC Electronics Corp. (a)	277,200	6,494
ON Semiconductor Corp. (a)	2,967,441	29,348
Rudolph Technologies, Inc. (a)	856,784	8,619
Samsung Electronics Co. Ltd.	13,683	9,861
Semitool, Inc. (a)(d)	1,228,514	10,307
Spansion, Inc. Class A (a)	1,842,218	5,803
Teradyne, Inc. (a)	3,382,500	46,476
Varian Semiconductor Equipment Associates, Inc. (a)	2,239,100	85,153
Xilinx, Inc.	985,480	26,805
		796,946
Software - 0.9%
Activision, Inc. (a)	332,900	11,235
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
CA, Inc.	91,400	$ 2,426
Electronic Arts, Inc. (a)	342,000	17,168
McAfee, Inc. (a)	500,600	18,147
Microsoft Corp.	781,600	22,135
Misys PLC	4,780,900	15,058
Nintendo Co. Ltd.	73,800	40,708
Nuance Communications, Inc. (a)	581,000	11,457
Oracle Corp. (a)	1,037,800	23,703
Quest Software, Inc. (a)	1,863,880	31,705
Sourcefire, Inc. (a)(d)(e)	1,572,750	12,016
THQ, Inc. (a)	1,803,560	38,686
Ubisoft Entertainment SA (a)	161,826	15,684
		260,128
TOTAL INFORMATION TECHNOLOGY		2,579,079
MATERIALS - 4.2%
Chemicals - 2.2%
Airgas, Inc.	393,141	23,262
Albemarle Corp.	495,700	22,044
Arkema sponsored ADR	462,800	29,675
Ashland, Inc.	206,600	11,088
Calgon Carbon Corp. (a)(d)	1,367,196	24,227
Celanese Corp. Class A	1,563,700	76,152
CF Industries Holdings, Inc.	111,800	15,305
Chemtura Corp.	2,836,757	24,765
Georgia Gulf Corp. (d)	488,095	2,070
Hercules, Inc.	1,975,476	40,754
Israel Chemicals Ltd.	1,400,318	32,091
Linde AG (d)	112,700	16,935
Methanex Corp.	206,000	5,822
Monsanto Co.	772,200	98,378
Spartech Corp.	1,206,033	12,989
The Mosaic Co. (a)	1,110,500	139,168
Tokai Carbon Co. Ltd.	766,000	8,928
Tronox, Inc.:
Class A	1,464,762	5,200
Class B (e)	1,846,810	6,113
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	631,100	$ 14,238
W.R. Grace & Co. (a)	160,170	4,337
		613,541
Containers & Packaging - 0.2%
Pactiv Corp. (a)	402,400	9,911
Rock-Tenn Co. Class A	625,151	22,312
Smurfit-Stone Container Corp. (a)	1,755,500	11,815
Temple-Inland, Inc.	1,381,684	20,131
		64,169
Metals & Mining - 1.8%
Alamos Gold, Inc. (a)	1,688,900	11,254
Alcoa, Inc.	2,188,300	88,823
Allegheny Technologies, Inc.	148,078	11,106
Anglo Platinum Ltd.	106,600	18,562
ArcelorMittal SA (NY Shares) Class A	281,367	27,948
Carpenter Technology Corp.	551,000	30,415
Century Aluminum Co. (a)	210,500	15,367
Eldorado Gold Corp. (a)	1,746,800	14,154
Gabriel Resources Ltd. (a)	2,088,800	6,286
IAMGOLD Corp.	183,900	1,090
Ivanhoe Mines Ltd. (a)	2,124,300	19,607
Labrador Iron Ore Royal, Inc. Fund	36,700	2,124
Lihir Gold Ltd. (a)	3,838,023	10,932
Newcrest Mining Ltd.	924,077	28,122
Nucor Corp.	114,200	8,542
Polymet Mining Corp. (a)	592,000	2,288
Reliance Steel & Aluminum Co.	337,500	22,940
Silver Wheaton Corp. (a)	161,000	2,338
Steel Dynamics, Inc.	397,802	14,361
Stillwater Mining Co. (a)(d)	1,203,310	17,267
Timminco Ltd. (a)	341,500	10,484
Titanium Metals Corp. (d)	4,115,082	71,602
Yamana Gold, Inc.	2,836,821	43,859
		479,471
TOTAL MATERIALS		1,157,181
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	11,667,497	465,533
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. (a)	6,229,764	$ 26,227
FairPoint Communications, Inc.	360,265	3,242
Qwest Communications International, Inc.	6,605,900	32,039
Telefonica SA	507,600	14,555
Verizon Communications, Inc.	4,099,500	157,708
		699,304
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	1,092,091	49,930
NII Holdings, Inc. (a)	290,500	14,583
Vivo Participacoes SA (PN) sponsored ADR	414,400	2,905
		67,418
TOTAL TELECOMMUNICATION SERVICES		766,722
UTILITIES - 3.5%
Electric Utilities - 1.1%
Allegheny Energy, Inc.	447,500	24,501
Allete, Inc.	46,700	2,074
E.ON AG	118,900	25,297
Edison International	524,800	27,935
Entergy Corp.	369,700	44,649
Exelon Corp.	931,541	81,976
FirstEnergy Corp.	217,800	17,143
PPL Corp.	1,111,100	57,011
Public Power Corp. of Greece	300,600	11,448
		292,034
Gas Utilities - 0.2%
Energen Corp.	173,800	13,026
Equitable Resources, Inc.	575,700	40,431
Questar Corp.	286,500	18,399
		71,856
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	3,994,217	77,807
Constellation Energy Group, Inc.	1,012,800	87,334
NRG Energy, Inc. (a)	5,039,698	209,601
Reliant Energy, Inc. (a)	4,370,019	111,698
		486,440
Multi-Utilities - 0.4%
CMS Energy Corp.	1,441,200	22,468
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	233,987	$ 7,850
Public Service Enterprise Group, Inc.	951,000	42,091
RWE AG	97,400	12,590
Sempra Energy (d)	231,100	13,360
Suez SA (France)	137,900	10,276
Wisconsin Energy Corp.	285,000	13,691
		122,326
TOTAL UTILITIES		972,656
TOTAL COMMON STOCKS (Cost $15,642,947)		18,225,636
Preferred Stocks - 1.5%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6.75%	46,200	9,941
FINANCIALS - 1.3%
Capital Markets - 0.5%
Legg Mason, Inc. 7.00%	366,200	17,872
Lehman Brothers Holdings, Inc. 7.25%	119,300	129,441
		147,313
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00%	4,600	4,802
Huntington Bancshares, Inc. 8.50%	22,000	21,956
		26,758
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	221,500	11,875
Thrifts & Mortgage Finance - 0.6%
Fannie Mae 8.75%	1,477,900	72,971
Washington Mutual, Inc.	889	91,643
Washington Mutual, Inc. Series R, 7.75%	9,300	7,078
		171,692
TOTAL FINANCIALS		357,638
Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. (a)	2,416	$ 0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	189,700	31,404
TOTAL PREFERRED STOCKS (Cost $370,874)		398,983
Investment Companies - 0.1%

Ares Capital Corp. (Cost $49,103)	2,914,585	36,112
Corporate Bonds - 2.1%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (f)	$ 8,780	4,933
McMoRan Exploration Co. 6% 7/2/08	11,050	24,783
		29,716
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	9,274	9,701
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	7,380	7,484
TOTAL HEALTH CARE		17,185
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	9,150	8,990
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	4,610	5,872
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (f)	$ 5,000	$ 4,970
Level 3 Communications, Inc. 5.25% 12/15/11 (f)	1,980	2,004
		6,974
TOTAL CONVERTIBLE BONDS		68,737
Nonconvertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,780	1,462
Media - 0.2%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	5,160
Comcast Corp.:
5.7% 5/15/18	4,830	4,688
6.45% 3/15/37	4,360	4,169
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,308
8.25% 2/1/30	6,315	5,675
News America Holdings, Inc. 7.75% 12/1/45	15,780	16,953
News America, Inc. 6.2% 12/15/34	1,720	1,604
Time Warner, Inc. 6.5% 11/15/36	3,450	3,149
		42,706
TOTAL CONSUMER DISCRETIONARY		44,168
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Diageo Capital PLC 5.2% 1/30/13	3,300	3,315
Food & Staples Retailing - 0.0%
Wal-Mart Stores, Inc.:
4.25% 4/15/13	4,555	4,523
6.2% 4/15/38	9,030	8,873
		13,396
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Philip Morris International, Inc. 6.375% 5/16/38	$ 6,500	$ 6,318
Reynolds American, Inc. 7.25% 6/15/37	7,970	7,784
		14,102
TOTAL CONSUMER STAPLES		30,813
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Duke Capital LLC 6.75% 2/15/32	8,145	7,733
Duke Energy Field Services 6.45% 11/3/36 (f)	8,650	7,882
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	11,723
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	2,855	2,558
Nexen, Inc.:
5.875% 3/10/35	1,565	1,409
6.4% 5/15/37	5,235	5,037
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	1,901
6.65% 1/15/37	4,940	4,595
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	5,910	5,374
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,056
		51,268
FINANCIALS - 0.6%
Capital Markets - 0.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	12,700	13,256
Goldman Sachs Group, Inc. 6.75% 10/1/37	11,195	10,504
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	10,282
Lehman Brothers Holdings, Inc. 6.875% 5/2/18	12,067	11,711
		45,753
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	7,045	6,643
Credit Suisse First Boston 6% 2/15/18	11,975	11,674
HSBC Holdings PLC:
6.5% 5/2/36	6,175	5,878
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC: - continued
6.5% 9/15/37	$ 10,625	$ 9,967
Wells Fargo & Co. 5.625% 12/11/17	2,371	2,367
		36,529
Consumer Finance - 0.2%
General Electric Capital Corp. 5.625% 9/15/17	21,610	21,413
SLM Corp.:
3.08% 7/26/10 (j)	22,788	20,452
4.5% 7/26/10	1,355	1,248
		43,113
Diversified Financial Services - 0.1%
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	14,487	14,324
Real Estate Investment Trusts - 0.0%
Duke Realty LP:
5.5% 3/1/16	3,075	2,782
5.625% 8/15/11	2,695	2,614
		5,396
Thrifts & Mortgage Finance - 0.0%
Credit Suisse First Boston (New York Branch) 5% 5/15/13	12,067	11,848
TOTAL FINANCIALS		156,963
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,354
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Bombardier, Inc.:
6.3% 5/1/14 (f)	2,615	2,563
7.45% 5/1/34 (f)	3,000	2,910
		5,473
Airlines - 0.0%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	5,010	4,860
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12 (f)	$ 4,120	$ 4,119
6.55% 10/15/37 (f)	4,505	4,506
General Electric Co. 5.25% 12/6/17	23,650	23,130
		31,755
TOTAL INDUSTRIALS		42,088
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	2,405	2,422
MATERIALS - 0.1%
Chemicals - 0.0%
Agrium, Inc. 7.125% 5/23/36	4,900	4,829
Metals & Mining - 0.1%
Nucor Corp.:
5.85% 6/1/18	6,980	6,990
6.4% 12/1/37	5,600	5,505
United States Steel Corp. 6.65% 6/1/37	5,765	5,097
		17,592
TOTAL MATERIALS		22,421
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
6.3% 1/15/38	12,550	12,051
6.8% 5/15/36	15,241	15,476
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,826
BellSouth Corp. 6.55% 6/15/34	4,340	4,236
British Telecommunications PLC 9.125% 12/15/30	4,565	5,658
Sprint Capital Corp. 6.875% 11/15/28	15,445	12,356
Telecom Italia Capital SA:
6.999% 6/4/18	7,245	7,267
7.2% 7/18/36	2,670	2,562
7.721% 6/4/38	7,245	7,291
Telefonica Emisiones SAU 7.045% 6/20/36	8,498	8,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
6.1% 4/15/18	$ 4,164	$ 4,245
6.25% 4/1/37	4,611	4,434
6.4% 2/15/38	9,165	8,953
6.9% 4/15/38	5,585	5,804
Verizon Global Funding Corp. 7.75% 12/1/30	4,445	4,930
		106,014
UTILITIES - 0.2%
Electric Utilities - 0.1%
Appalachian Power Co. 6.375% 4/1/36	5,500	4,989
Duke Energy Carolinas LLC 6.05% 4/15/38	5,017	4,917
Enel Finance International SA 6.8% 9/15/37 (f)	13,809	13,989
Nevada Power Co. 6.5% 5/15/18	5,290	5,343
Pacific Gas & Electric Co. 5.8% 3/1/37	3,555	3,290
Tampa Electric Co. 6.15% 5/15/37	4,486	4,068
		36,596
Multi-Utilities - 0.1%
Dominion Resources, Inc. 6.3% 9/30/66 (j)	8,775	8,070
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	8,075	8,130
NiSource Finance Corp.:
5.45% 9/15/20	1,990	1,730
6.8% 1/15/19	6,000	5,889
		23,819
TOTAL UTILITIES		60,415
TOTAL NONCONVERTIBLE BONDS		518,926
TOTAL CORPORATE BONDS (Cost $599,442)		587,663
U.S. Government and Government Agency Obligations - 6.3%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
2.5% 4/9/10 (m)	5,210	5,153
4.625% 10/15/13 (d)	20,000	20,451
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.75% 12/15/10 (d)	$ 17,000	$ 17,535
4.875% 4/15/09	9,535	9,713
6% 5/15/11 (d)	32,195	34,446
6.125% 3/15/12	11,499	12,386
6.625% 9/15/09	87,159	91,198
Freddie Mac:
4.5% 1/15/14 (d)	45,570	46,239
4.75% 3/5/09 (m)	75,667	76,858
4.875% 11/15/13 (d)	23,130	23,914
5.25% 7/18/11 (d)	36,920	38,496
5.75% 1/15/12 (d)	25,000	26,600
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,087
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		408,076
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	108,442	110,826
2% 1/15/14 (m)	110,909	116,101
2.375% 4/15/11	74,805	78,623
2.375% 1/15/17	40,224	43,176
2.375% 1/15/27 (m)	43,400	45,083
2.5% 7/15/16	147,984	160,218
2.625% 7/15/17	96,817	106,010
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		660,037
U.S. Treasury Obligations - 2.4%
U.S. Treasury Notes:
3.375% 11/30/12 (d) (m)	143,424	143,603
4.25% 11/15/14 (m)	10,045	10,419
4.5% 4/30/12 (d) (m)	146,387	153,237
4.5% 5/15/17 (d)	76,350	78,975
4.625% 11/15/16 (d)	70,000	73,265
5.125% 5/15/16 (d)	182,689	197,618
TOTAL U.S. TREASURY OBLIGATIONS		657,117
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,654,113)		1,725,230
U.S. Government Agency - Mortgage Securities - 3.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.1%
5% 2/1/36	$ 48,791	$ 47,184
5% 6/1/38 (g)(h)	80,000	77,249
5.5% 1/1/33 to 1/1/38	206,864	205,896
5.611% 7/1/37 (j)	2,052	2,092
6% 6/1/30 to 12/1/36	153,458	156,462
6.027% 4/1/36 (j)	1,536	1,571
6.164% 4/1/36 (j)	3,687	3,776
6.239% 6/1/36 (j)	555	567
6.309% 4/1/36 (j)	1,489	1,528
6.5% 11/1/29 to 1/1/36	61,183	63,685
TOTAL FANNIE MAE		560,010
Freddie Mac - 0.3%
5% 3/1/19	28,917	29,007
5.756% 10/1/35 (j)	992	1,009
5.846% 6/1/36 (j)	1,809	1,843
6.02% 7/1/37 (j)	9,138	9,313
6.033% 6/1/36 (j)	1,697	1,731
6.091% 4/1/36 (j)	2,785	2,844
6.105% 6/1/36 (j)	1,666	1,701
6.5% 11/1/34 to 3/1/36	30,533	31,767
TOTAL FREDDIE MAC		79,215
Government National Mortgage Association - 1.5%
5.5% 6/1/38 (g)	38,000	37,990
5.5% 6/1/38 (g)	27,000	26,993
5.5% 6/1/38 (g)	52,000	51,986
5.5% 6/1/38 (g)	53,000	52,986
5.5% 6/1/38 (g)	83,300	83,278
5.5% 6/19/38 (g)	8,000	7,998
5.5% 6/19/38 (g)	15,000	14,996
5.5% 6/19/38 (g)	55,000	54,986
5.5% 7/1/38 (g)	27,300	27,203
5.5% 7/1/38 (g)	27,400	27,310
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 2/15/34	$ 22,431	$ 22,969
6.5% 3/15/34	10,964	11,356
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		420,051
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,063,348)		1,059,276
Asset-Backed Securities - 0.1%

Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 2.6925% 7/25/36 (j)	3,850	905
Series 2006-NC4 Class M1, 2.6925% 10/25/36 (j)	3,255	732
Citigroup Mortgage Loan Trust Series 2006-WF2 Class A2B, 5.735% 5/25/36	2,938	2,905
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 2.6925% 7/25/36 (j)	2,980	632
Long Beach Mortgage Loan Trust:
Series 2006-2 Class 2A2, 2.5225% 3/25/36 (j)	5,372	5,249
Series 2006-4 Class 2A2, 2.4925% 5/25/36 (j)	1,910	1,806
MASTR Asset Backed Securities Trust Series 2006-WMC3 Class A2, 2.4425% 8/25/36 (j)	1,548	1,473
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (f)(j)	4,135	3,925
Morgan Stanley ABS Capital I Trust Series 2007-HE2 Class M1, 2.6425% 1/25/37 (j)	3,825	611
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.4425% 11/25/36 (j)	744	720
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (j)	944	933
NovaStar Mortgage Funding Trust Series 2006-5 Class A2A, 2.4625% 11/25/36 (j)	637	630
Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 4.2725% 5/25/35 (j)	3,000	510
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.4625% 9/25/36 (j)	4,564	4,422
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 2.4725% 8/25/36 (j)	2,097	2,031
Series 2006-WM4 Class A2A, 2.4725% 11/25/36 (j)	1,252	1,156
Series 2007-NC1 Class A2A, 2.4425% 12/25/36 (j)	1,485	1,384
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	$ 1,350	$ 1,337
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 2.6425% 11/25/37 (j)	10,599	10,069
TOTAL ASSET-BACKED SECURITIES (Cost $52,225)		41,430
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)	48,297	4,250
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer:
Series 2002-57 Class BT, 6% 11/25/31	14,277	14,513
Series 2006-78 Class CD, 4.5% 10/25/18	20,511	20,373
TOTAL U.S. GOVERNMENT AGENCY		34,886
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,053)		39,136
Commercial Mortgage Securities - 0.2%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,659
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	8,905
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	9,295	9,233
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	2,954	2,940
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8333% 12/10/41 (j)(l)	2,814	42
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	9,632
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C32 Class A2, 5.9235% 6/15/49 (j)	$ 3,005	$ 3,000
Series 2006-C23 Class A5, 5.416% 1/15/45 (j)	7,210	7,073
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $42,159)		44,484
Municipal Securities - 0.1%

Montgomery County Gen. Oblig. Series A, 5% 1/1/13	5,440	5,902
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	5,000	5,546
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	5,700	6,152
TOTAL MUNICIPAL SECURITIES (Cost $17,707)		17,600
Fixed-Income Funds - 19.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,899,783	335,420
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	5,052,972	465,682
Fidelity Corporate Bond 1-10 Year Central Fund (k)	15,844,165	1,545,440
Fidelity High Income Central Fund 2 (k)	3,975,229	410,244
Fidelity Mortgage Backed Securities Central Fund (k)	18,937,577	1,866,298
Fidelity Ultra-Short Central Fund (k)	9,185,074	759,238
TOTAL FIXED-INCOME FUNDS (Cost $5,666,058)		5,382,322
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 2.44% (b)	500,350,740	500,351
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	351,771,127	351,771
TOTAL MONEY MARKET FUNDS (Cost $852,122)		852,122
Cash Equivalents - 2.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (c)	$ 793,681	$ 793,526
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $26,844,677)		29,203,520
NET OTHER ASSETS - (6.5)%		(1,785,222)
NET ASSETS - 100%		$ 27,418,298
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,500	$ 1
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	1,527	(786)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	3,200	(3,025)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	1,800	(1,568)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)

	Sept. 2037	$ 16,700	$ (14,529)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	13,600	(11,832)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	5,800	(5,046)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	20,600	(17,922)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	13,600	(11,832)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	13,100	(11,397)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	11,500	(10,005)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OPI Class B2, 6.72% 10/25/35

	Nov. 2035	$ 4,800	$ (4,323)
Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36	Sept. 2036	185	(169)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	1,905	(1,064)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	1,527	(787)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,000	(1,876)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,800	(1,245)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,600	(1,103)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 3,000	$ (2,533)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	3,000	(2,593)
TOTAL CREDIT DEFAULT SWAPS		$ 124,744	$ (103,634)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9585% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2012	60,000	2,134
Receive semi-annually a fixed rate equal to 5.147% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2012	100,000	5,577
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2012	80,000	4,713
Receive semi-annually a fixed rate equal to 5.2965% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	70,000	4,216
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	9,671
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.53% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	July 2012	$ 105,000	$ 7,822
Receive semi-annually a fixed rate equal to 5.629% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2016	100,000	7,378
TOTAL INTEREST RATE SWAPS		$ 635,000	$ 41,511
		$ 759,744	$ (62,123)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,317,000 or 0.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$793,526,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 790,452
Credit Suisse Securities (USA) LLC	3,074
$ 793,526
(m) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $45,869,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 5,382
Fidelity 1-3 Year Duration Securitized Bond Central Fund	13,820
Fidelity 2-5 Year Duration Securitized Bond Central Fund	19,337
Fidelity Cash Central Fund	22,240
Fidelity Corporate Bond 1-10 Year Central Fund	67,460
Fidelity Mortgage Backed Securities Central Fund	76,850
Fidelity Securities Lending Cash Central Fund	3,426
Fidelity Ultra-Short Central Fund	26,855
Total	$ 235,370
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 450,220	$ 13,820	$ 89,865	$ 335,420	18.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	474,235	19,337	-	465,682	13.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,603,006	157,488	194,686	1,545,440	19.2%
Fidelity High Income Central Fund 2	-	397,795*	-	410,244	91.8%
Fidelity Mortgage Backed Securities Central Fund	2,074,537	76,850	289,778	1,866,298	19.7%
Fidelity Ultra-Short Central Fund	742,656	296,841	171,221	759,238	15.8%
Total	$ 5,344,654	$ 962,131	$ 745,550	$ 5,382,322

* Includes the value of shares received through in-kind contributions

Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspect Medical Systems, Inc.	$ 10,733	$ -	$ 6,177	$ -	$ -
Aurora Oil & Gas Corp.	10,747	-	-	-	4,769
Central Garden & Pet Co.	22,500	-	-	-	14,063
DUSA Pharmaceuticals, Inc.	3,216	515	-	-	3,472
Force Protection, Inc.	-	55,275	1,195	-	-
Frontier Airlines Holdings, Inc.	11,950	-	8,055	-	-
Great Lakes Dredge & Dock Corp.	23,378	10,613	-	96	27,728
Lighthouse Caledonia ASA	-	1,566	-	-	2,468
LTX Corp.	15,301	263	-	-	11,229
Sourcefire, Inc.	10,526	4,593	259	-	12,016
Tronox, Inc. Class B	-	11,202	-	95	6,113
Tween Brands, Inc.	18,873	22,518	-	-	30,337
Universal Truckload Services, Inc.	22,324	-	-	-	26,450
Washington Group International, Inc.	134,028	2,681	152,743	-	-
Total	$ 283,576	$ 109,226	$ 168,429	$ 191	$ 138,645
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $26,883,172,000. Net unrealized appreciation aggregated $2,320,348,000, of which $4,492,647,000 related to appreciated investment securities and $2,172,299,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the New York Stock Exchange (NYSE) that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Puritan® Fund

May 31, 2008

1.800346.104

PUR-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.2%
Johnson Controls, Inc.	1,329,500	$ 45,283
Diversified Consumer Services - 0.0%
Service Corp. International	1,109,700	11,874
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	1,615,600	46,125
McDonald's Corp.	1,951,400	115,757
Starwood Hotels & Resorts Worldwide, Inc.	403,100	19,510
Vail Resorts, Inc. (a)(g)	1,000,600	49,820
Yum! Brands, Inc.	859,500	34,122
		265,334
Household Durables - 0.3%
Lennar Corp. Class A	327,700	5,532
Pulte Homes, Inc.	2,704,600	33,077
Whirlpool Corp.	470,983	34,702
		73,311
Internet & Catalog Retail - 0.0%
eDiets.com, Inc. (a)(g)	1,103,526	4,933
Media - 2.1%
Clear Channel Communications, Inc.	767,900	26,892
Comcast Corp. Class A (special) (non-vtg.)	4,829,300	107,645
Grupo Televisa SA de CV (CPO) sponsored ADR	1,884,900	49,384
Interpublic Group of Companies, Inc. (a)	2,263,400	22,566
News Corp. Class B	5,059,596	94,108
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	945,600	5,664
The Walt Disney Co.	2,117,890	71,161
Time Warner, Inc.	5,258,460	83,504
Virgin Media, Inc.	308,760	4,844
VisionChina Media, Inc. ADR (g)	1,764,800	33,319
		499,087
Multiline Retail - 0.4%
Kohl's Corp. (a)	513,100	22,987
Macy's, Inc.	1,799,300	42,589
Target Corp.	325,800	17,385
		82,961
Specialty Retail - 0.9%
AnnTaylor Stores Corp. (a)	896,100	24,535
Best Buy Co., Inc.	568,200	26,529
Guess?, Inc.	357,800	14,609
Home Depot, Inc.	1,020,500	27,921
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
J. Crew Group, Inc. (a)	633,674	$ 23,617
Lowe's Companies, Inc.	2,348,600	56,366
Tiffany & Co., Inc. (g)	590,000	28,928
		202,505
Textiles, Apparel & Luxury Goods - 0.6%
Iconix Brand Group, Inc. (a)(g)	1,173,700	17,019
NIKE, Inc. Class B	727,800	49,760
Polo Ralph Lauren Corp. Class A	1,000,700	69,899
		136,678
TOTAL CONSUMER DISCRETIONARY		1,321,966
CONSUMER STAPLES - 4.6%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	1,201,100	69,664
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	895,700	63,881
CVS Caremark Corp.	3,517,400	150,510
Wal-Mart Stores, Inc.	3,249,700	187,638
Winn-Dixie Stores, Inc. (a)	1,038,149	18,739
		420,768
Food Products - 0.6%
Bunge Ltd.	250,600	29,914
Lighthouse Caledonia ASA	224,303	258
Lindt & Spruengli AG (participation certificate)	17,104	54,153
Marine Harvest ASA (a)	26,391,400	17,796
Nestle SA sponsored ADR	265,000	32,701
		134,822
Household Products - 0.9%
Colgate-Palmolive Co.	436,000	32,421
Procter & Gamble Co.	2,740,222	180,992
		213,413
Personal Products - 0.2%
Avon Products, Inc.	1,269,430	49,584
Tobacco - 0.8%
Philip Morris International, Inc.	3,397,140	178,893
TOTAL CONSUMER STAPLES		1,067,144
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.7%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc.	121,700	$ 16,605
Halliburton Co.	2,109,000	102,455
National Oilwell Varco, Inc. (a)	1,962,700	163,532
Schlumberger Ltd. (NY Shares)	1,283,380	129,788
Smith International, Inc.	717,600	56,633
		469,013
Oil, Gas & Consumable Fuels - 7.7%
Arch Coal, Inc.	292,100	18,960
Chesapeake Energy Corp.	2,898,017	158,724
CONSOL Energy, Inc.	726,500	70,877
Denbury Resources, Inc. (a)	470,400	16,008
Energy Transfer Equity LP	751,700	24,408
EOG Resources, Inc.	262,800	33,804
Exxon Mobil Corp.	6,057,424	537,646
Frontier Oil Corp.	548,800	16,524
Hess Corp.	822,800	101,048
Peabody Energy Corp.	1,395,100	103,126
PetroHawk Energy Corp. (a)	2,023,700	59,456
Petroleo Brasileiro SA - Petrobras sponsored ADR	607,200	42,808
Plains Exploration & Production Co. (a)	893,200	63,846
Quicksilver Gas Services LP	600,150	15,514
Range Resources Corp.	934,608	61,460
Southwestern Energy Co. (a)	1,546,800	68,585
Suncor Energy, Inc.	589,800	40,256
Sunoco, Inc.	577,600	25,686
Ultra Petroleum Corp. (a)	447,400	38,910
Valero Energy Corp.	2,810,180	142,870
Williams Companies, Inc.	2,420,800	92,087
XTO Energy, Inc.	1,132,550	72,053
		1,804,656
TOTAL ENERGY		2,273,669
FINANCIALS - 8.9%
Capital Markets - 3.0%
Bank of New York Mellon Corp.	1,950,800	86,869
Charles Schwab Corp.	2,391,500	53,043
EFG International	871,510	32,651
Franklin Resources, Inc.	231,800	23,463
Goldman Sachs Group, Inc.	473,900	83,601
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Greenhill & Co., Inc. (g)	394,700	$ 23,781
Julius Baer Holding AG	570,740	46,708
KKR Private Equity Investors, LP	923,600	12,007
KKR Private Equity Investors, LP Restricted Depositary Units (i)(q)	977,300	12,705
Lehman Brothers Holdings, Inc.	2,786,022	102,553
Merrill Lynch & Co., Inc.	582,000	25,561
Morgan Stanley	654,500	28,949
Nomura Holdings, Inc.	874,900	14,850
State Street Corp.	2,212,667	159,356
		706,097
Commercial Banks - 0.8%
Standard Chartered PLC (United Kingdom)	1,235,200	45,902
U.S. Bancorp, Delaware	1,047,300	34,760
UCBH Holdings, Inc.	385,195	1,880
Wachovia Corp.	3,108,352	73,979
Wells Fargo & Co.	1,025,100	28,262
		184,783
Consumer Finance - 0.2%
Capital One Financial Corp.	401,801	19,335
SLM Corp. (a)	1,237,000	28,043
		47,378
Diversified Financial Services - 2.4%
Bank of America Corp.	5,359,925	182,291
Bovespa Holding SA	1,468,000	24,170
CIT Group, Inc.	1,032,100	10,321
Citigroup, Inc.	3,663,992	80,205
JPMorgan Chase & Co.	6,224,152	267,639
MSCI, Inc. Class A	87,200	3,100
		567,726
Insurance - 2.1%
ACE Ltd.	2,108,122	126,635
American International Group, Inc.	2,570,037	92,521
Berkshire Hathaway, Inc. Class B (a)	15,380	69,179
Hartford Financial Services Group, Inc.	623,700	44,326
MetLife, Inc.	1,008,100	60,516
Principal Financial Group, Inc.	1,147,400	61,822
Willis Group Holdings Ltd.	659,600	23,633
		478,632
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	670,011	$ 11,933
Vornado Realty Trust	316,600	30,941
		42,874
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	1,279,800	34,580
Freddie Mac	727,400	18,491
		53,071
TOTAL FINANCIALS		2,080,561
HEALTH CARE - 7.0%
Biotechnology - 2.2%
Acadia Pharmaceuticals, Inc. (a)	827,945	7,286
Alexion Pharmaceuticals, Inc. (a)	542,600	38,715
Biogen Idec, Inc. (a)	1,280,500	80,351
Celgene Corp. (a)	822,700	50,070
Cephalon, Inc. (a)	718,812	48,671
CSL Ltd.	5,354,380	203,685
Genentech, Inc. (a)	1,031,200	73,081
		501,859
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	735,600	115,489
Baxter International, Inc.	1,698,700	103,791
Becton, Dickinson & Co.	881,300	74,426
Covidien Ltd.	2,128,606	106,622
Gen-Probe, Inc. (a)	359,500	20,470
Masimo Corp.	668,000	23,086
Mindray Medical International Ltd. sponsored ADR	1,223,000	51,244
Sonova Holding AG	497,026	45,182
		540,310
Health Care Providers & Services - 0.2%
BMP Sunstone Corp. (a)(g)	510,300	3,740
BMP Sunstone Corp. warrants 8/19/12 (a)(q)	59,000	51
Medco Health Solutions, Inc. (a)	1,089,800	52,801
		56,592
Health Care Technology - 0.1%
HLTH Corp. (a)	1,425,400	17,005
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
AMAG Pharmaceuticals, Inc.	370,400	$ 14,816
Illumina, Inc. (a)	764,180	59,973
		74,789
Pharmaceuticals - 1.9%
Abbott Laboratories	2,068,000	116,532
Auxilium Pharmaceuticals, Inc. (a)	1,113,600	35,457
Merck & Co., Inc.	4,905,300	191,110
Sepracor, Inc. (a)	745,900	16,119
ULURU, Inc. (a)(h)	3,871,407	4,917
Wyeth	1,085,400	48,268
XenoPort, Inc. (a)	529,900	22,934
		435,337
TOTAL HEALTH CARE		1,625,892
INDUSTRIALS - 6.9%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (a)(i)	15,842	40
Honeywell International, Inc.	3,700,800	220,642
Lockheed Martin Corp.	1,469,600	160,833
Raytheon Co.	1,831,100	116,934
Spirit AeroSystems Holdings, Inc. Class A (a)	1,598,100	47,671
United Technologies Corp.	2,144,600	152,352
		698,472
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	1,352,100	96,026
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,496,368	9,203
Northwest Airlines Corp. (a)	2,277,312	16,078
US Airways Group, Inc. (a)	1,773,700	7,024
		32,305
Commercial Services & Supplies - 0.3%
The Brink's Co.	1,084,500	78,605
Electrical Equipment - 0.6%
Composite Technology Corp. (a)	1,571,000	1,689
Cooper Industries Ltd. Class A	861,800	40,186
Emerson Electric Co.	698,168	40,619
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
JA Solar Holdings Co. Ltd. ADR (a)	1,116,700	$ 23,752
Vestas Wind Systems AS (a)	281,600	38,763
		145,009
Industrial Conglomerates - 0.1%
Tyco International Ltd.	635,106	28,700
Machinery - 1.5%
Caterpillar, Inc.	1,114,500	92,102
Cummins, Inc.	521,800	36,745
Deere & Co.	233,700	19,009
Eaton Corp.	539,600	52,169
Ingersoll-Rand Co. Ltd. Class A	660,800	29,102
SPX Corp.	530,005	70,427
Sulzer AG (Reg.)	344,020	46,241
		345,795
Road & Rail - 0.8%
Norfolk Southern Corp.	998,000	67,245
Union Pacific Corp.	1,360,600	111,991
		179,236
TOTAL INDUSTRIALS		1,604,148
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 2.6%
Ciena Corp. (a)	789,900	24,139
Cisco Systems, Inc. (a)	9,930,100	265,332
Corning, Inc.	1,484,800	40,594
Harris Corp.	713,400	46,927
Juniper Networks, Inc. (a)	1,694,100	46,622
Nokia Corp. sponsored ADR	61,200	1,738
QUALCOMM, Inc.	2,954,500	143,411
Research In Motion Ltd. (a)	187,500	26,038
		594,801
Computers & Peripherals - 2.7%
Apple, Inc. (a)	1,495,600	282,295
Hewlett-Packard Co.	2,581,002	121,462
International Business Machines Corp.	1,507,400	195,103
Western Digital Corp. (a)	867,900	32,572
		631,432
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.6%
Amphenol Corp. Class A	1,266,624	$ 59,063
Tyco Electronics Ltd.	1,906,856	76,503
		135,566
Internet Software & Services - 1.4%
Alibaba.com Ltd. (i)	806,000	1,498
eBay, Inc. (a)	2,524,900	75,772
Google, Inc. Class A (sub. vtg.) (a)	369,400	216,395
Internet Brands, Inc. Class A	738,700	5,237
ValueClick, Inc. (a)	241,600	4,859
Yahoo!, Inc. (a)	820,700	21,962
		325,723
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	3,129,100	110,395
Genpact Ltd.	2,803,200	40,646
MasterCard, Inc. Class A	123,700	38,180
Visa, Inc.	1,881,100	162,452
WNS Holdings Ltd. ADR (a)	454,000	8,104
		359,777
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	800,900	28,120
Applied Materials, Inc.	3,429,100	67,930
Himax Technologies, Inc. sponsored ADR	2,006,400	11,035
Infineon Technologies AG sponsored ADR (a)	2,418,400	21,887
Intel Corp.	9,012,340	208,906
Intersil Corp. Class A	600,500	16,736
Lam Research Corp. (a)	703,700	28,641
Micron Technology, Inc. (a)	2,461,600	19,865
Samsung Electronics Co. Ltd.	55,690	40,133
Skyworks Solutions, Inc. (a)	3,535,200	36,519
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,668,700	30,557
Texas Instruments, Inc.	1,628,700	52,900
Xilinx, Inc.	1,720,100	46,787
		610,016
Software - 2.7%
Activision, Inc. (a)	3,386,100	114,281
Adobe Systems, Inc. (a)	1,742,000	76,753
Informatica Corp. (a)	588,400	10,591
Microsoft Corp.	4,593,113	130,077
Nintendo Co. Ltd.	102,200	56,374
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	947,400	$ 18,683
Oracle Corp. (a)	3,752,600	85,709
Parametric Technology Corp. (a)	781,300	14,673
Salesforce.com, Inc. (a)	175,500	12,690
THQ, Inc. (a)	643,000	13,792
TIBCO Software, Inc. (a)	2,133,700	16,472
Ubisoft Entertainment SA (a)	642,300	62,252
VMware, Inc. Class A	270,894	18,602
		630,949
TOTAL INFORMATION TECHNOLOGY		3,288,264
MATERIALS - 2.7%
Chemicals - 1.8%
Airgas, Inc.	446,700	26,431
Albemarle Corp.	867,300	38,569
Celanese Corp. Class A	1,372,081	66,820
E.I. du Pont de Nemours & Co.	1,238,100	59,317
Linde AG (g)	138,121	20,755
Monsanto Co.	642,600	81,867
Praxair, Inc.	443,900	42,197
The Mosaic Co. (a)	666,000	83,463
		419,419
Metals & Mining - 0.9%
Barrick Gold Corp.	710,400	28,623
Carpenter Technology Corp.	283,400	15,644
Freeport-McMoRan Copper & Gold, Inc. Class B	709,100	82,050
Kinross Gold Corp.	2,302,000	45,924
Newcrest Mining Ltd.	1,213,511	36,930
		209,171
TOTAL MATERIALS		628,590
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	6,440,336	256,969
Verizon Communications, Inc.	4,674,695	179,836
		436,805
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	741,100	$ 33,883
TOTAL TELECOMMUNICATION SERVICES		470,688
UTILITIES - 1.6%
Electric Utilities - 0.9%
Entergy Corp.	745,500	90,034
Exelon Corp.	1,210,000	106,480
Portland General Electric Co.	13,771	322
PPL Corp.	307,800	15,793
		212,629
Gas Utilities - 0.1%
Questar Corp.	316,900	20,351
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	650,200	56,067
NRG Energy, Inc. (a)	980,500	40,779
Reliant Energy, Inc. (a)	1,403,900	35,884
		132,730
TOTAL UTILITIES		365,710
TOTAL COMMON STOCKS (Cost $12,251,896)		14,726,632
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	7,601
El Paso Corp. 4.99%	9,100	14,423
		22,024
FINANCIALS - 0.9%
Capital Markets - 0.4%
Legg Mason, Inc. 7.00%	113,400	5,534
Lehman Brothers Holdings, Inc. 7.25%	79,590	86,355
		91,889
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	191,800	$ 10,282
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	800,000	58,995
Thrifts & Mortgage Finance - 0.2%
Washington Mutual, Inc.	484	49,893
TOTAL FINANCIALS		211,059
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (q)	497,017	5,000
UTILITIES - 0.1%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	6,172
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. Series A, 5.75%	20,000	7,094
TOTAL UTILITIES		13,266
TOTAL CONVERTIBLE PREFERRED STOCKS		251,349
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	0
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind	8,043	10,215
TOTAL PREFERRED STOCKS (Cost $244,440)		261,564
Corporate Bonds - 8.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 516	$ 354
3.5% 1/15/31 (i)	3,812	2,614
		2,968
Specialty Retail - 0.0%
Sonic Automotive, Inc. 4.25% 11/30/15 (f)	5,780	5,824
TOTAL CONSUMER DISCRETIONARY		8,792
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 2.75% 2/15/24	4,630	6,560
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (i)	6,209	4,942
TOTAL INDUSTRIALS		11,502
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (i)	6,000	4,080
Software - 0.1%
Symantec Corp. 1% 6/15/13	6,900	8,680
TOTAL INFORMATION TECHNOLOGY		12,760
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 3.375% 7/15/23	4,500	6,732
TOTAL CONVERTIBLE BONDS		39,786
Nonconvertible Bonds - 8.0%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. 8.625% 12/1/11	1,007	1,066
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.2%
General Motors Corp. 7.2% 1/15/11	$ 16,345	$ 13,730
General Motors Nova Scotia Finance Co. 6.85% 10/15/08	28,140	27,929
		41,659
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 10.125% 10/15/13	7,000	7,158
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	1,945	1,872
10.25% 6/1/16	2,110	2,010
		11,040
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	5,860	5,391
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (i)(n)	1,140	963
8% 11/15/13 (i)	1,890	1,663
Harrah's Operating Co., Inc. 5.5% 7/1/10	10,025	9,110
MGM Mirage, Inc.:
6.75% 4/1/13	5,520	4,996
7.5% 6/1/16	10,910	9,601
OSI Restaurant Partners, Inc. 10% 6/15/15 (i)	2,420	1,706
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (i)	1,080	1,015
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	2,270	1,986
Six Flags, Inc. 9.625% 6/1/14	11,230	6,963
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)	1,851	1,657
		45,051
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,500	1,232
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (i)	300	310
		1,542
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,520	2,966
Media - 0.8%
CanWest Media, Inc. 8% 9/15/12	8,625	8,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	$ 17,730	$ 14,893
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	7,240	7,213
10.25% 9/15/10	12,244	12,244
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (i)	1,500	1,459
8.375% 4/30/14 (i)	10,000	9,738
Comcast Corp.:
5.7% 5/15/18	3,560	3,456
6.45% 3/15/37	4,155	3,973
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,828
7.125% 2/1/16	5,000	4,775
7.75% 5/31/15 (i)	3,705	3,686
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,339
Lamar Media Corp. 7.25% 1/1/13	1,290	1,271
LBI Media Holdings, Inc. 0% 10/15/13 (e)	4,450	3,694
LBI Media, Inc. 8.5% 8/1/17 (i)	6,320	5,056
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,880
8.25% 2/1/30	10,280	9,238
MediMedia USA, Inc. 11.375% 11/15/14 (i)	1,170	1,193
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	5,455	4,862
News America Holdings, Inc. 7.75% 12/1/45	18,112	19,459
News America, Inc. 6.2% 12/15/34	5,885	5,488
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	7,120
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	3,953
Nielsen Finance LLC/Nielsen Finance Co. 10% 8/1/14 (i)	3,040	3,131
Radio One, Inc. 8.875% 7/1/11	4,005	3,384
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (i)	4,000	4,120
10.375% 9/1/14 (i)	7,775	8,319
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. 9% 2/15/17 (i)	$ 9,530	$ 7,624
Time Warner, Inc. 6.5% 11/15/36	3,295	3,007
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	18,170	16,535
Valassis Communications, Inc. 8.25% 3/1/15	5,630	5,264
Vertis, Inc. 10.875% 6/15/09	1,875	806
Videotron Ltd. 9.125% 4/15/18 (i)	3,045	3,258
		193,266
Specialty Retail - 0.2%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	11,125	11,737
Michaels Stores, Inc. 10% 11/1/14	14,940	13,707
Sally Holdings LLC:
9.25% 11/15/14	2,050	2,030
10.5% 11/15/16	6,535	6,372
Toys 'R' US, Inc. 7.875% 4/15/13	6,585	5,564
		39,410
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16	6,000	6,105
TOTAL CONSUMER DISCRETIONARY		342,105
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Diageo Capital PLC 5.2% 1/30/13	2,590	2,602
Food & Staples Retailing - 0.1%
Stater Brothers Holdings, Inc. 7.75% 4/15/15	9,010	9,010
Wal-Mart Stores, Inc.:
4.25% 4/15/13	3,415	3,391
6.2% 4/15/38	6,660	6,544
		18,945
Food Products - 0.1%
Dean Foods Co. 7% 6/1/16	8,335	7,772
Pierre Foods, Inc. 9.875% 7/15/12	11,190	3,021
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	4,025	3,703
		14,496
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	$ 6,000	$ 5,832
Reynolds American, Inc. 7.25% 6/15/37	6,485	6,334
		12,166
TOTAL CONSUMER STAPLES		48,209
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	5,420	5,650
Pride International, Inc. 7.375% 7/15/14	3,000	3,053
		8,703
Oil, Gas & Consumable Fuels - 1.1%
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,948
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (i)	12,170	12,839
Atlas Pipeline Partners LP 8.125% 12/15/15	3,520	3,634
Chaparral Energy, Inc.:
8.5% 12/1/15	3,120	2,722
8.875% 2/1/17	11,050	9,669
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,825
6.5% 8/15/17	14,280	13,566
7.25% 12/15/18	4,080	4,049
Colorado Interstate Gas Co. 5.95% 3/15/15	7,000	6,926
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)	5,990	6,275
Drummond Co., Inc. 7.375% 2/15/16 (i)	8,000	7,280
Duke Capital LLC 6.75% 2/15/32	2,454	2,330
Duke Energy Field Services 6.45% 11/3/36 (i)	8,320	7,581
Encore Acquisition Co. 7.25% 12/1/17	6,000	5,670
Energy Partners Ltd. 9.75% 4/15/14	10,970	10,243
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,098
Forest Oil Corp. 7.25% 6/15/19	9,250	9,088
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	10,474
Mariner Energy, Inc. 8% 5/15/17	2,100	2,037
Massey Energy Co. 6.875% 12/15/13	10,565	10,380
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (i)	3,700	3,315
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.875% 3/10/35	$ 2,365	$ 2,130
6.4% 5/15/37	4,230	4,070
OPTI Canada, Inc. 7.875% 12/15/14	5,000	5,063
Peabody Energy Corp. 7.875% 11/1/26	9,925	9,826
PetroHawk Energy Corp. 9.125% 7/15/13	17,000	17,680
Petroleum Development Corp. 12% 2/15/18 (i)	5,500	5,885
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	1,842
6.65% 1/15/37	4,780	4,446
Plains Exploration & Production Co.:
7% 3/15/17	4,400	4,246
7.625% 6/1/18	7,415	7,434
7.75% 6/15/15	6,000	6,030
Range Resources Corp.:
7.375% 7/15/13	1,330	1,350
7.5% 5/15/16	3,240	3,264
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (i)	5,710	5,192
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (i)	6,610	6,792
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,322
Southwestern Energy Co. 7.5% 2/1/18 (i)	3,340	3,382
Stone Energy Corp. 6.75% 12/15/14	7,580	6,917
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,469
Teekay Corp. 8.875% 7/15/11	10,030	10,582
Williams Companies, Inc. 8.125% 3/15/12	6,285	6,851
		263,722
TOTAL ENERGY		272,425
FINANCIALS - 0.9%
Capital Markets - 0.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,270	10,720
Goldman Sachs Group, Inc. 6.75% 10/1/37	8,835	8,290
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	9,852
Lehman Brothers Holdings, Inc. 6.875% 5/2/18	8,895	8,632
Nuveen Investments, Inc. 10.5% 11/15/15 (i)	6,070	5,706
		43,200
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	$ 2,235	$ 2,107
Credit Suisse First Boston 6% 2/15/18	8,345	8,135
HSBC Holdings PLC:
6.5% 5/2/36	6,610	6,292
6.5% 9/15/37	8,400	7,880
Wells Fargo & Co. 5.625% 12/11/17	1,847	1,844
		26,258
Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 7.1631% 4/15/12 (n)	4,005	3,885
General Electric Capital Corp. 5.625% 9/15/17	16,980	16,825
General Motors Acceptance Corp.:
3.7488% 9/23/08 (n)	4,100	4,026
7% 2/1/12	9,390	7,666
GMAC LLC 6% 12/15/11	5,220	4,333
SLM Corp.:
3.08% 7/26/10 (n)	19,186	17,219
4% 1/15/09	5,300	5,218
4.5% 7/26/10	1,100	1,013
Triad Acquisition Corp. 11.125% 5/1/13	2,125	1,169
		61,354
Diversified Financial Services - 0.1%
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	10,671	10,551
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (i)	9,370	9,112
9% 6/1/16 (i)	5,690	5,861
NSG Holdings II, LLC 7.75% 12/15/25 (i)	6,750	6,446
		31,970
Insurance - 0.0%
HUB International Holdings, Inc. 9% 12/15/14 (i)	7,420	6,567
USI Holdings Corp. 9.75% 5/15/15 (i)	1,240	998
		7,565
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.5% 3/1/16	2,930	2,651
5.625% 8/15/11	2,570	2,493
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc. 7% 1/15/16	$ 4,090	$ 3,926
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,087
		15,157
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14	11,155	8,310
Thrifts & Mortgage Finance - 0.1%
Credit Suisse First Boston (New York Branch) 5% 5/15/13	8,894	8,732
Residential Capital Corp.:
6.5459% 4/17/09 (i)(n)	3,870	2,593
8.125% 11/21/08 (f)	1,405	1,293
8.5% 4/17/13	12,370	6,185
Residential Capital LLC 3.49% 6/9/08 (n)	1,865	1,828
		20,631
TOTAL FINANCIALS		214,445
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.1%
Accellent, Inc. 10.5% 12/1/13	9,830	8,945
Bausch & Lomb, Inc. 9.875% 11/1/15 (i)	2,930	3,055
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (i)	3,820	4,097
11.625% 10/15/17 (i)	11,820	12,500
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (i)	6,245	6,245
		34,842
Health Care Providers & Services - 0.7%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind	12,205	11,137
Community Health Systems, Inc. 8.875% 7/15/15	10,435	10,748
CRC Health Group, Inc. 10.75% 2/1/16	2,190	1,796
DaVita, Inc. 6.625% 3/15/13	20,205	19,599
HCA, Inc. 9.25% 11/15/16	22,430	23,608
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	12,000	12,300
NMH Holdings, Inc. 9.925% 6/15/14 pay-in-kind (i)(n)	200	171
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp.:
0% 3/15/16 (e)	$ 1,300	$ 913
9.875% 3/15/15	4,835	4,158
Sun Healthcare Group, Inc. 9.125% 4/15/15	7,630	7,668
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (i)	9,350	8,135
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,654
Tenet Healthcare Corp.:
6.5% 6/1/12	2,005	1,865
7.375% 2/1/13	15,600	14,508
9.25% 2/1/15	8,000	7,840
United Surgical Partners International, Inc.:
8.875% 5/1/17	10,745	10,476
9.25% 5/1/17 pay-in-kind	5,950	5,697
US Oncology Holdings, Inc. 7.9494% 3/15/12 pay-in-kind (n)	8,081	6,410
Viant Holdings, Inc. 10.125% 7/15/17 (i)	2,389	2,019
		155,702
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	1,853	1,890
TOTAL HEALTH CARE		192,434
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (i)	10,420	10,212
7.45% 5/1/34 (i)	2,340	2,270
8% 11/15/14 (i)	8,765	9,159
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,920
7.625% 2/1/18	1,830	1,972
Orbimage Holdings, Inc. 14.2175% 7/1/12 (n)	2,180	2,289
TransDigm, Inc. 7.75% 7/15/14	2,350	2,385
		32,207
Airlines - 0.1%
AMR Corp. 10.2% 3/15/20	3,445	2,153
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 7.339% 4/19/14	$ 2,050	$ 1,681
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 5/1/22	99	86
9.798% 4/1/21	6,571	5,848
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	1,081
8.3% 12/15/29 (a)	15,711	628
10.375% 2/1/11 (a)	8,640	130
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	4,430	4,297
7.779% 1/2/12	1,797	1,581
		17,485
Building Products - 0.0%
Masonite International Corp. 11% 4/6/15	6,000	3,990
Nortek, Inc. 10% 12/1/13 (i)	7,450	7,376
		11,366
Commercial Services & Supplies - 0.1%
ARAMARK Corp. 8.5% 2/1/15	7,670	7,843
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,350
FTI Consulting, Inc.:
7.625% 6/15/13	920	948
7.75% 10/1/16	1,800	1,868
IKON Office Solutions, Inc. 7.6975% 1/1/12 (i)(n)	2,050	2,050
Mac-Gray Corp. 7.625% 8/15/15	5,400	5,265
		19,324
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12	1,560	1,435
General Cable Corp.:
5.0725% 4/1/15 (n)	2,680	2,318
7.125% 4/1/17	1,020	979
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	11,231
		15,963
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12 (i)	3,245	3,244
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6.55% 10/15/37 (i)	$ 3,560	$ 3,561
General Electric Co. 5.25% 12/6/17	18,535	18,127
		24,932
Machinery - 0.0%
Columbus McKinnon Corp. 8.875% 11/1/13	590	602
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,471
		2,073
Marine - 0.1%
Britannia Bulk PLC 11% 12/1/11	7,450	8,121
Navios Maritime Holdings, Inc. 9.5% 12/15/14	6,000	6,150
		14,271
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,085
8% 6/1/15	2,450	2,468
TFM SA de CV 9.375% 5/1/12	4,220	4,410
		14,963
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15	9,330	8,864
TOTAL INDUSTRIALS		161,448
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 6.45% 3/15/29	10,900	8,202
Nortel Networks Corp.:
10.125% 7/15/13	7,880	7,703
10.75% 7/15/16 (i)	4,900	4,839
		20,744
Electronic Equipment & Instruments - 0.1%
Itron, Inc. 7.75% 5/15/12	860	834
NXP BV:
7.875% 10/15/14	8,000	7,820
9.5% 10/15/15	2,480	2,344
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (i)	$ 8,880	$ 9,080
Tyco Electronics Group SA 7.125% 10/1/37	1,952	1,966
		22,044
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15 (i)	6,930	6,549
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,755
7.75% 1/15/15	10,930	11,149
8.25% 7/1/11	815	815
8.625% 4/1/13	370	376
8.75% 7/15/18	2,345	2,497
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	10,981
9.125% 8/15/13	6,630	6,845
10.25% 8/15/15	17,970	18,734
		64,701
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.125% 3/15/11	4,000	3,915
9.25% 6/1/16	3,505	3,487
Avago Technologies Finance Ltd.:
8.5756% 6/1/13 (n)	1,200	1,197
10.125% 12/1/13	8,150	8,761
Freescale Semiconductor, Inc.:
8.875% 12/15/14	6,770	5,975
9.125% 12/15/14 pay-in-kind	36,765	31,526
10.125% 12/15/16	13,405	11,260
		66,121
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (i)	1,300	1,073
SS&C Technologies, Inc. 11.75% 12/1/13	9,570	10,049
		11,122
TOTAL INFORMATION TECHNOLOGY		184,732
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.5%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	$ 5,105	$ 5,031
Georgia Gulf Corp.:
9.5% 10/15/14	3,440	2,829
10.75% 10/15/16	3,745	2,528
Koppers, Inc. 9.875% 10/15/13	722	769
MacDermid, Inc. 9.5% 4/15/17 (i)	740	714
Momentive Performance Materials, Inc.:
9.75% 12/1/14	3,670	3,386
10.125% 12/1/14 pay-in-kind	1,465	1,293
		16,550
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10	840	846
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	4,120
7.75% 11/15/15	4,000	4,190
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,544
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,450
Owens-Illinois, Inc.:
7.5% 5/15/10	770	789
7.8% 5/15/18	350	361
Rock-Tenn Co. 9.25% 3/15/16 (i)	1,760	1,874
		17,174
Metals & Mining - 0.3%
Evraz Group SA:
8.875% 4/24/13 (i)	3,380	3,444
9.5% 4/24/18 (i)	1,870	1,910
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	7,000	8,190
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	23,725	25,564
Noranda Aluminium Holding Corp. 8.5775% 11/15/14 pay-in-kind (i)(n)	3,500	3,080
Nucor Corp.:
5.85% 6/1/18	5,135	5,143
6.4% 12/1/37	4,120	4,050
RathGibson, Inc. 11.25% 2/15/14	4,385	4,319
Steel Dynamics, Inc. 7.75% 4/15/16 (i)	9,550	9,646
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Tube City IMS Corp. 9.75% 2/1/15	$ 560	$ 535
United States Steel Corp. 6.65% 6/1/37	4,975	4,398
		70,279
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 7.375% 3/1/14	4,268	3,222
NewPage Corp. 10% 5/1/12 (i)	7,360	7,820
		11,042
TOTAL MATERIALS		115,045
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
6.3% 1/15/38	9,775	9,386
6.8% 5/15/36	13,429	13,636
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	2,035
BellSouth Corp. 6.55% 6/15/34	4,075	3,977
British Telecommunications PLC 9.125% 12/15/30	3,080	3,818
Intelsat Ltd.:
9.25% 6/15/16	9,000	9,135
11.25% 6/15/16	7,145	7,306
Level 3 Financing, Inc.:
8.75% 2/15/17	6,000	5,310
9.25% 11/1/14	11,945	11,049
Qwest Corp.:
7.5% 10/1/14	2,000	1,990
8.875% 3/15/12	8,520	8,925
Sprint Capital Corp. 6.875% 11/15/28	12,283	9,826
Telecom Italia Capital SA:
6.999% 6/4/18	5,335	5,351
7.2% 7/18/36	3,975	3,815
7.721% 6/4/38	5,335	5,369
Telefonica Emisiones SAU 7.045% 6/20/36	8,220	8,633
Verizon Communications, Inc.:
6.1% 4/15/18	2,979	3,037
6.25% 4/1/37	3,729	3,586
6.4% 2/15/38	6,365	6,218
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.9% 4/15/38	$ 3,995	$ 4,152
Verizon Global Funding Corp. 7.75% 12/1/30	4,320	4,791
		131,345
Wireless Telecommunication Services - 0.2%
Digicel Group Ltd.:
8.875% 1/15/15 (i)	10,715	10,019
9.125% 1/15/15 pay-in-kind (i)	6,269	5,846
9.25% 9/1/12 (i)	4,120	4,244
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 7.625% 5/15/16 (i)	8,200	8,180
Orascom Telecom Finance SCA 7.875% 2/8/14 (i)	1,510	1,446
Rural Cellular Corp.:
6.0756% 6/1/13 (n)	4,500	4,545
8.25% 3/15/12	2,590	2,681
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (i)	3,575	3,642
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (i)	2,890	2,977
		43,580
TOTAL TELECOMMUNICATION SERVICES		174,925
UTILITIES - 0.7%
Electric Utilities - 0.4%
Appalachian Power Co. 6.375% 4/1/36	6,000	5,443
Duke Energy Carolinas LLC 6.05% 4/15/38	3,700	3,626
Enel Finance International SA 6.8% 9/15/37 (i)	10,928	11,070
Energy Future Holdings:
10.875% 11/1/17 (i)	26,170	27,282
11.25% 11/1/17 pay-in-kind (i)	10,710	10,978
Intergen NV 9% 6/30/17 (i)	19,645	20,627
IPALCO Enterprises, Inc. 7.25% 4/1/16 (i)	3,625	3,679
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,195
Nevada Power Co. 6.5% 5/15/18	5,100	5,151
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co. 5.8% 3/1/37	$ 3,230	$ 2,989
Tampa Electric Co. 6.15% 5/15/37	3,871	3,510
		100,550
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
7.75% 10/15/15	4,660	4,637
9.375% 9/15/10	5,451	5,724
9.5% 6/1/09	1,357	1,398
Enron Corp.:
6.4% 7/15/06 (d)	3,600	468
6.625% 11/15/05 (d)	2,155	280
6.75% 9/1/04 (d)	1,425	189
9.125% 4/1/03 (d)	4,315	561
NRG Energy, Inc.:
7.25% 2/1/14	4,530	4,417
7.375% 2/1/16	9,560	9,321
7.375% 1/15/17	3,000	2,940
Reliant Energy, Inc.:
6.75% 12/15/14	9,645	9,886
7.875% 6/15/17	6,400	6,448
		46,269
Multi-Utilities - 0.1%
Dominion Resources, Inc. 6.3% 9/30/66 (n)	9,860	9,068
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	6,515	6,559
NiSource Finance Corp.:
5.45% 9/15/20	1,915	1,664
6.8% 1/15/19	4,000	3,926
		21,217
TOTAL UTILITIES		168,036
TOTAL NONCONVERTIBLE BONDS		1,873,804
TOTAL CORPORATE BONDS (Cost $1,972,909)		1,913,590
U.S. Government and Government Agency Obligations - 5.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
4.375% 7/17/13	$ 20,070	$ 20,327
4.625% 10/15/13 (g)	30,000	30,676
4.75% 12/15/10 (g)	44,000	45,385
6% 5/15/11 (g)(l)	205,720	220,101
6.125% 3/15/12	1,502	1,618
6.625% 9/15/09	27,133	28,390
Freddie Mac:
4.5% 1/15/14	5,885	5,971
4.875% 11/15/13 (g)	17,515	18,109
5.25% 7/18/11 (g)(l)	53,350	55,628
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,561
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		431,766
U.S. Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15 (l)	33,539	34,276
2% 1/15/14 (l)	173,295	181,408
2.375% 4/15/11	42,557	44,729
2.375% 1/15/27	34,931	36,286
2.5% 7/15/16	142,699	154,496
2.625% 7/15/17	46,349	50,750
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		501,945
U.S. Treasury Obligations - 1.5%
U.S. Treasury Notes:
2.875% 1/31/13 (g)	11,165	10,923
3.375% 11/30/12 (g)	22,883	22,912
4.25% 11/15/14 (l)	14,850	15,402
4.5% 5/15/17	36,465	37,718
4.75% 8/15/17	14,203	14,946
5.125% 5/15/16 (g)(l)	208,243	225,260
6% 8/15/09 (l)	22,835	23,805
TOTAL U.S. TREASURY OBLIGATIONS		350,966
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,240,209)		1,284,677
U.S. Government Agency - Mortgage Securities - 3.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.9%
5% 2/1/36	$ 35,925	$ 34,742
5% 6/1/38 (j)(k)	60,000	57,937
5.5% 1/1/33 to 1/1/38	169,560	168,805
5.611% 7/1/37 (n)	1,651	1,683
6% 6/1/30 to 1/1/38	119,969	122,375
6.027% 4/1/36 (n)	1,234	1,262
6.164% 4/1/36 (n)	2,969	3,040
6.239% 6/1/36 (n)	449	459
6.309% 4/1/36 (n)	1,197	1,228
6.5% 11/1/29 to 1/1/36	45,966	47,842
TOTAL FANNIE MAE		439,373
Freddie Mac - 0.3%
5% 3/1/19	26,989	27,073
5.756% 10/1/35 (n)	796	809
5.846% 6/1/36 (n)	1,458	1,486
6.02% 7/1/37 (n)	7,365	7,507
6.033% 6/1/36 (n)	1,368	1,396
6.091% 4/1/36 (n)	2,249	2,296
6.105% 6/1/36 (n)	1,338	1,367
6.5% 11/1/34 to 3/1/36	24,423	25,410
TOTAL FREDDIE MAC		67,344
Government National Mortgage Association - 1.2%
5.5% 6/1/38 (j)	12,000	11,997
5.5% 6/1/38 (j)	20,000	19,995
5.5% 6/1/38 (j)	36,000	35,991
5.5% 6/1/38 (j)	37,000	36,990
5.5% 6/1/38 (j)	17,000	16,996
5.5% 6/19/38 (j)	7,000	6,998
5.5% 6/19/38 (j)	10,000	9,997
5.5% 6/19/38 (j)	37,000	36,990
5.5% 7/1/38 (j)	19,000	18,933
5.5% 7/1/38 (j)	56,000	55,802
5.5% 7/1/38 (j)	20,000	19,934
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
6% 2/15/34	$ 15,577	$ 15,950
6.5% 3/15/34	8,665	8,974
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		295,547
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $804,816)		802,264
Asset-Backed Securities - 0.1%

Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 2.6925% 7/25/36 (n)	3,500	823
Series 2006-NC4 Class M1, 2.6925% 10/25/36 (n)	2,570	578
Citigroup Mortgage Loan Trust Series 2006-WF2 Class A2B, 5.735% 5/25/36	2,218	2,193
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 2.6925% 7/25/36 (n)	2,355	499
Long Beach Mortgage Loan Trust:
Series 2006-2 Class 2A2, 2.5225% 3/25/36 (n)	4,196	4,100
Series 2006-4 Class 2A2, 2.4925% 5/25/36 (n)	1,490	1,409
MASTR Asset Backed Securities Trust Series 2006-WMC3 Class A2, 2.4425% 8/25/36 (n)	1,209	1,150
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (i)(n)	3,365	3,194
Morgan Stanley ABS Capital I Trust:
Series 2006-HE3 Class B3, 4.2925% 4/25/36 (n)	1,500	69
Series 2007-HE2 Class M1, 2.6425% 1/25/37 (n)	3,030	484
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.4425% 11/25/36 (n)	582	563
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (n)	738	729
NovaStar Mortgage Funding Trust Series 2006-5 Class A2A, 2.4625% 11/25/36 (n)	482	476
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.4625% 9/25/36 (n)	3,567	3,455
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 2.4725% 8/25/36 (n)	1,709	1,656
Series 2006-WM4 Class A2A, 2.4725% 11/25/36 (n)	980	906
Series 2007-NC1 Class A2A, 2.4425% 12/25/36 (n)	1,120	1,044
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	$ 1,055	$ 1,044
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 2.6425% 11/25/37 (n)	7,948	7,551
TOTAL ASSET-BACKED SECURITIES (Cost $40,592)		31,923
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (n)(p)	46,613	4,102
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer:
Series 2002-57 Class BT, 6% 11/25/31	10,792	10,970
Series 2006-78 Class CD, 4.5% 10/25/18	19,167	19,037
TOTAL U.S. GOVERNMENT AGENCY		30,007
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,990)		34,109
Commercial Mortgage Securities - 0.2%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,540
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.996% 8/1/24 (i)(n)	595	458
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,184
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (n)	6,455	6,412
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0534% 4/29/39 (i)(n)	708	708
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	7,849	7,812
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8333% 12/10/41 (n)(p)	4,824	73
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	6,689
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (i)(n)	$ 142	$ 128
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C32 Class A2, 5.9235% 6/15/49 (n)	2,090	2,086
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	5,005	4,910
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,356)		38,000
Municipal Securities - 0.1%

Montgomery County Gen. Oblig. Series A, 5% 1/1/13	3,800	4,123
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	3,400	3,771
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	3,910	4,220
TOTAL MUNICIPAL SECURITIES (Cost $12,187)		12,114
Floating Rate Loans - 1.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
AM General LLC term loan 8.1425% 4/17/12 (n)	17,575	14,587
Hotels, Restaurants & Leisure - 0.2%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (n)	7,650	6,732
Intrawest Resorts term loan 6.0499% 10/23/08 (n)	25,480	24,206
PITG Gaming Investor Holdings LLC term loan 9.8% 5/19/49 (n)	6,570	6,307
Southwest Sports Group, Inc. Tranche B, term loan 5.438% 12/22/10 (n)	7,000	6,020
Tropicana Entertainment term loan 4.9463% 7/3/08 (n)	335	318
		43,583
Media - 0.1%
Discovery Communications, Inc. term loan 4.6963% 5/14/14 (n)	1,538	1,492
Hicks Sports Group LLC Tranche 2LN, term loan 8.4375% 12/22/11 (n)	11,000	8,250
PanAmSat Corp. term loan 9.25% 8/15/14	5,190	5,086
Tribune Co. term loan 5.4775% 6/4/09 (n)	3,248	3,102
		17,930
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Dollar General Corp. Tranche B2, term loan 5.2908% 7/6/14 (n)	$ 13,000	$ 11,700
Specialty Retail - 0.0%
GNC Corp. term loan 4.9455% 9/16/13 (n)	792	729
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 4.9475% 4/4/14 (n)	4,290	3,764
TOTAL CONSUMER DISCRETIONARY		92,293
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
KIK Custom Products, Inc. Tranche 2LN, term loan 7.92% 11/30/14 (n)	12,000	4,440
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Express Energy Services LLC term loan 6.1963% 2/23/13 (n)	9,904	9,409
Oil, Gas & Consumable Fuels - 0.1%
Antero Resources Corp. Tranche 2LN, term loan 7.2% 4/12/14 (n)	11,000	10,010
Venoco, Inc. Tranche 2LN, term loan 6.6875% 5/7/14 (n)	610	583
		10,593
TOTAL ENERGY		20,002
FINANCIALS - 0.1%
Consumer Finance - 0.1%
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6.8% 8/3/12 (n)	1,851	1,666
Tranche 2LN, term loan 9.3% 8/3/13 (n)	15,725	12,737
		14,403
Diversified Financial Services - 0.0%
LandSource Communities Development LLC Tranche 2LN, term loan 10.55% 2/27/14 (d)(n)	1,120	190
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
MGM Holdings II, Inc. Tranche B, term loan 5.9463% 4/8/12 (n)	$ 2,528	$ 2,035
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 6.9463% 12/15/14 (n)	10,000	9,000
		11,225
TOTAL FINANCIALS		25,628
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Fenwal, Inc. Tranche 2LN, term loan 7.8994% 8/28/14 (n)	9,000	6,975
Health Care Providers & Services - 0.2%
Concentra Operating Corp. Tranche 2LN, term loan 8.1963% 6/25/15 (n)	18,825	13,272
Genoa Healthcare Group LLC Tranche 2, term loan 10.6513% 2/4/13 (n)	2,500	2,225
Golden Gate National Senior Care LLC Tranche 2, term loan 10.1313% 9/14/11 (n)	10,000	9,050
Renal Advantage, Inc. Tranche B, term loan 5.2638% 9/30/12 (n)	213	198
Rural/Metro Corp.:
Credit-Linked Deposit 5.84% 3/4/11 (n)	2,285	2,114
term loan 6.3441% 3/4/11 (n)	3,961	3,664
Sheridan Healthcare, Inc. Tranche 2LN, term loan 8.4588% 6/15/15 (n)	17,840	14,986
		45,509
Pharmaceuticals - 0.1%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 9.1963% 5/3/13 (n)	15,000	11,550
TOTAL HEALTH CARE		64,034
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 7.7% 5/11/15 pay-in-kind (n)	110	91
Airlines - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 6.1494% 4/30/14 (n)	873	642
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 4.9463% 2/5/13 (n)	$ 419	$ 341
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.8375% 2/7/15 (n)	985	857
		1,198
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (n)	7,865	7,491
Navistar International Corp.:
term loan 6.2336% 1/19/12 (n)	352	326
Credit-Linked Deposit 6.5972% 1/19/12 (n)	128	120
		7,937
TOTAL INDUSTRIALS		9,868
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
IPC Systems, Inc. Tranche 2LN, term loan 7.9463% 5/31/15 (n)	6,000	3,960
SafeNet, Inc. Tranche 2LN, term loan 8.96% 4/12/15 (n)	7,500	5,925
		9,885
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 8.4463% 6/11/15 (n)	33,730	26,984
Serena Software, Inc. term loan 4.68% 3/10/13 (n)	288	261
SS&C Technologies, Inc. term loan 4.6861% 11/23/12 (n)	461	431
		27,676
TOTAL INFORMATION TECHNOLOGY		37,561
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.625% 2/22/15 (n)	9,005	8,735
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Intelsat Bermuda Ltd. term loan:
5.2% 1/12/14 (n)	$ 2,830	$ 2,844
9.5% 6/15/16	7,280	6,621
11.5% 6/15/16	3,135	2,884
Intelsat Ltd. Tranche B, term loan 5.1838% 7/3/13 (n)	27,812	26,839
Paetec Communications, Inc. Tranche B, term loan 4.8813% 2/28/13 (n)	446	433
Wind Telecomunicazioni SpA term loan 9.9838% 12/12/11 pay-in-kind (n)	13,847	13,305
		52,926
Wireless Telecommunication Services - 0.1%
Intelsat Subsidiary Holding Co. Ltd. term loan 8.875% 1/15/15	6,035	5,914
Leap Wireless International, Inc. Tranche B, term loan 5.6963% 6/16/13 (n)	3,761	3,691
		9,605
TOTAL TELECOMMUNICATION SERVICES		62,531
UTILITIES - 0.0%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 6.7% 12/31/14 (n)	810	664
LS Power Acquisition Corp. Tranche 2LN, term loan 6.45% 11/1/14 (n)	851	846
		1,510
Independent Power Producers & Energy Traders - 0.0%
Nebraska Energy, Inc. Tranche 2LN, term loan 7.125% 5/1/14 (n)	11,280	9,814
TOTAL UTILITIES		11,324
TOTAL FLOATING RATE LOANS (Cost $382,500)		336,416
Fixed-Income Funds - 14.8%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (o)	2,706,526	232,788
Fidelity 2-5 Year Duration Securitized Bond Central Fund (o)	3,509,275	323,415
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (o)	10,893,922	$ 1,062,593
Fidelity Mortgage Backed Securities Central Fund (o)	13,158,646	1,296,785
Fidelity Ultra-Short Central Fund (o)	6,352,563	525,103
TOTAL FIXED-INCOME FUNDS (Cost $3,651,688)		3,440,684
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 2.44% (b)	626,388,782	626,389
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	61,857,325	61,857
TOTAL MONEY MARKET FUNDS (Cost $688,246)		688,246
Cash Equivalents - 2.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (Cost $611,777)	$ 611,897	611,777
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $21,973,606)		24,181,996
NET OTHER ASSETS - (3.6)%		(851,367)
NET ASSETS - 100%		$ 23,330,629
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 9/20/17, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,100	1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 3,866	$ (2,614)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (m)	Sept. 2037	2,500	(2,175)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (m)	Sept. 2037	13,300	(11,571)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (m)	Sept. 2037	10,900	(9,483)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)	Sept. 2037	4,500	(3,915)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)	Sept. 2037	16,500	(14,355)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)	Sept. 2037	10,900	(9,483)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)

	Sept. 2037	$ 10,600	$ (9,222)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (m)	Sept. 2037	9,100	(7,917)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	8,500	(8,042)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	4,600	(4,220)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,778	(986)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	3,804	(3,604)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,700	(1,688)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36

	Sept. 2036	$ 4,600	$ (4,164)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	4,600	(4,196)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,700	(2,280)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	2,700	(2,333)
TOTAL CREDIT DEFAULT SWAPS		120,248	(102,247)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	58,025	2,443
Receive semi-annually a fixed rate equal to 4.945% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	March 2012	120,000	4,551
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	3,781
Receive semi-annually a fixed rate equal to 5.15% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Jan. 2012	100,000	5,588
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	$ 50,000	$ 4,030
Receive semi-annually a fixed rate equal to 5.53% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	July 2007	70,000	5,215
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	7,456
TOTAL INTEREST RATE SWAPS		593,525	33,064
		$ 713,773	$ (69,183)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $447,563,000 or 1.9% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $62,544,000.
(m) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,756,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
KKR Private Equity Investors, LP Restricted Depositary Units	5/3/06 - 7/12/06	$ 24,145
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$611,777,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 609,407
Credit Suisse Securities (USA) LLC	2,370
$ 611,777
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 10,585
Fidelity 2-5 Year Duration Securitized Bond Central Fund	14,636
Fidelity Cash Central Fund	16,261
Fidelity Corporate Bond 1-10 Year Central Fund	50,493
Fidelity Mortgage Backed Securities Central Fund	57,828
Fidelity Securities Lending Cash Central Fund	1,113
Fidelity Ultra-Short Central Fund	20,279
Total	$ 171,195
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 364,865	$ 10,585	$ 114,128	$ 232,788	13.1%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	387,841	14,636	59,968	323,415	9.1%
Fidelity Corporate Bond 1-10 Year Central Fund	1,297,361	110,511	333,789	1,062,593	13.2%
Fidelity Mortgage Backed Securities Central Fund	1,681,620	57,828	449,674	1,296,785	13.7%
Fidelity Ultra-Short Central Fund	599,599	236,584	230,010	525,103	11.0%
Total	$ 4,331,286	$ 430,144	$ 1,187,569	$ 3,440,684
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ -	$ 16,024	$ -	$ -	$ 4,917
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,066,303,000. Net unrealized appreciation aggregated $2,115,693,000, of which $3,046,378,000 related to appreciated investment securities and $930,685,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the New York Stock Exchange (NYSE) that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008